united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

Ultimus Fund Services

80 Arkay Drive, Suite 100, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Hedged Commodity Strategy Fund
(CFHAX, CFHCX, CFHIX)
Catalyst/Warrington Strategic Program Fund
(Formerly, Catalyst Hedged Futures Strategy Fund)
(CWXAX, CWXCX, CWXIX)
Catalyst Systematic Alpha Fund
(ATRAX, ATRCX, ATR FX)
Catalyst Multi Strategy Fund
(ACXAX, ACXCX, ACXIX)
Catalyst/Exceed Defined Risk Fund
(CLPAX, CLPCX, CLPFX)
Catalyst/Millburn Hedge Strategy Fund
(MBXAX, MBXCX, MBXIX)
Catalyst/Exceed Defined Shield Fund
(SHIEX, SHINX, SHIIX)

December 31, 2019

Mutual Fund Series Trust

Beginning January 1, 2021, the Funds intend to meet their shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Funds’ website, www.catalystmf.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Funds at 1-866-447-4228. Your election to receive reports in paper will apply to all funds held within the fund complex.

You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by contacting your financial intermediary or, if you are a direct shareholder, by calling the Funds at 1-866-447-4228. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

CATALYST FUNDS
SEMI-ANNUAL REPORT
TABLE OF CONTENTS

Portfolio Review	Page 1
Portfolios of Investments	Page 8
Statements of Assets and Liabilities	Page 27
Statements of Operations	Page 29
Statements of Changes in Net Assets	Page 31
Financial Highlights	Page 35
Notes to Financial Statements	Page 49
Supplemental Information	Page 70
Expense Example	Page 72
Privacy Notice	Page 73

Catalyst Hedged Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmark:

			Annualized
			Since
	6 Month Return	1 Year Return	Inception**
Class A	4.20%	3.45%	3.85%
Class A with load	-1.81%	-2.48%	2.41%
Class C	3.81%	2.76%	3.10%
Class I	4.39%	3.82%	4.13%
Bloomberg Commodity Total Return Index(a)	2.50%	7.69%	-0.66%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 2.46% for Class A, 3.21% for Class C and 2.21% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

Holdings by Security Type (long only) ^	% of Net Assets
United States Government Securities	18.6%
Bonds	4.4%
Other/Cash & Equivalents	77.0%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Warrington Strategic Program Fund (Formerly, Catalyst Hedged Futures Strategy Fund)
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmark:

	6 Month Return	1 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Since Inception**	Annualized Since Inception***
Class A	(5.22)%	(5.10)%	(3.92)%	1.95%	9.02%	N/A
Class A with load	(10.67)%	(10.56)%	(5.05)%	1.35%	8.57%	N/A
Class C	(5.60)%	(5.85)%	(4.67)%	N/A	N/A	(3.37)%
Class I	(5.14)%	(4.78)%	(3.69)%	N/A	N/A	(2.41)%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	13.56%	9.13%	13.67%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 2.60% for Class A, 3.35% for Class C and 2.35% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 15, 2005 for Class A and the benchmark.

***	Inception date is August 30, 2013 for Class C, Class I and benchmark.

Holdings by Security Type ^	% of Net Assets
United States Government Security	19.7%
Private Investment Fund	11.3%
Other/Cash & Equivalents	69.0%
100.0%

^    Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Systematic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	10.64%	28.94%	0.82%	0.41%
Class A with load	4.33%	21.47%	(0.38)%	(0.68)%
Class C	10.28%	27.96%	0.02%	(0.38)%
Class I	10.79%	29.26%	1.00%	0.59%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	12.25%
BNP Paribas Catalyst Systematic Alpha Index(b)	7.04%	22.04%	8.23%	10.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 5.60% for Class A, 6.35% for Class C and 5.35% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

(b)	BNP Paribas Catalyst Systematic Alpha Index™ is a rules-based Index designed to capitalize on structural inefficiencies and behavioral biases (risk premia) present within the equity, fixed-income, commodity, and currency markets. The BNPP CASA Index is composed of seven rules-based Index Components created by BNP Paribas (each, a “BNPP Index Component”). Carry Risk Premium captures the tendency for higher yielding assets to outperform lower yielding assets over time. Volatility Risk Premium captures the behavioral tendency of markets to exaggerate the probability of near-term market corrections. Momentum Risk Premium captures the tendency for assets that have performed well in the recent past to continue to perform well, and assets that have performed poorly in the recent past to continue to perform poorly.

**	Inception date is July 31, 2014.

Holdings by Security type ^	% of Net Assets
Open Ended Funds	73.1%
Other/Cash & Equivalents	26.9%
100.0%

^      Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks: Annualized

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	(0.08)%	2.12%	N/A	N/A	N/A	(1.03)%
Class A with load	(5.85)%	(3.77)%	N/A	N/A	N/A	(2.36)%
Class C	(0.42)%	1.34%	N/A	N/A	N/A	(1.81)%
Class I	0.13%	2.47%	(0.03)%	2.19%	3.41%	N/A
BofAML 3 Month Treasury Bill Index(a)	1.02%	2.28%	1.07%	0.58%	0.72%	1.22%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses, including the cost of underlying funds, are 4.44% for Class A, 5.19% for Class C and 4.19% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

**	Inception date is October 31, 2007 for Class I and benchmarck.

***	Inception date is August 13, 2015 for Class A, Class C and benchmark.

Holdings by Security Type ^	% of Net Assets
Common Stock	26.0%
Exchange Traded Funds	37.4%
Open Ended Fund	11.9%
Other/Cash & Equivalents	24.7%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Exceed Defined Risk Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	Since Inception**
Class A	5.95%	19.40%	2.71%	5.41%
Class A with load	(0.18)%	12.55%	1.49%	4.37%
Class C	5.61%	18.57%	1.88%	4.57%
Class I	6.16%	19.67%	2.93%	4.83%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.70%	12.03%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 2.61% for Class A, 3.36% for Class C and 2.36% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

Holdings by Industry (long only) ^	% of Net Assets
Banks	17.6%
Exchange Traded Funds	10.0%
United States Government Securities	6.0%
Insurance	5.4%
Healthcare-Services	5.2%
Pharmaceuticals	5.2%
Electric	4.2%
Machinery-Diversified	3.1%
Transportation	3.1%
Miscellaneous Manufacturing	2.4%
Other/Cash & Equivalents	37.8%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	5 Year Return	10 Year Return	Since Inception**	Since Inception***
Class A	5.95%	13.60%	N/A	N/A	N/A	10.15%
Class A with load	(0.15)%	7.09%	N/A	N/A	N/A	8.53%
Class C	5.52%	12.72%	N/A	N/A	N/A	9.31%
Class I	6.07%	13.84%	8.79%	8.63%	10.98%	N/A
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index(a)	1.02%	2.28%	1.07%	0.58%	2.21%	1.33%
Credit Suisse Managed Futures Hedge Fund Index(b)	2.18%	9.01%	(0.61)%	1.56%	4.35%	(0.53)%
S&P 500 Total Return Index(c)	10.92%	31.49%	11.70%	13.56%	8.64%	14.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 2.27% for Class A, 3.02% for Class C and 2.02% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an index.

(b)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an index.

(c)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is January 1, 1997 for I shares and Benchmarks.

***	Inception date is December 28, 2015 for Class A shares, Class C shares and Benchmarks.

Holdings by Security Type ^	% of Net Assets
Exchange Traded Funds	47.3%
United States Government Securities	33.6%
Other/Cash & Equivalents	19.1%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Exceed Defined Shield Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for each of the periods ended December 31, 2019, compared to its benchmarks:

			Annualized Since
	Six Month Return	1 Year Return	Inception**
Class A	6.20%	19.93%	6.15%
Class A with Load	0.11%	13.07%	4.83%
Class C	5.71%	18.89%	7.43%
Class I	6.31%	20.23%	6.43%
S&P 500 Total Return Index(a)	10.92%	31.49%	11.89%
NASDAQ Exceed Structured Protection Index(b)	7.11%	23.39%	8.46%
HFRX Equity Hedge Index(c)	4.47%	10.71%	0.78%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Class A shares are subject to a 1.00% maximum deferred sales charge. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Fund’s Prospectus dated November 1, 2019, the Fund’s total gross annual operating expenses are 2.28% for Class A, 3.03% for Class C and 2.03% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

**	Inception date is April 14, 2015 for Class A, Class I and the Benchmark, and September 5, 2017 for Class C. Total returns prior to the Fund Inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(a)	The S&P 500 Total Return Index, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The NASDAQ Exceed Structured Protection Index (“EXPROT Index”), is a large cap based index with a high degree of principal protection. The Index is comprised of a basket of four rolling structured investments, each of which provides largely principal protected exposure to the S&P 500. Exceed Investments, LLC professionally manages the EXPROT Index. Investors cannot invest directly in an Index.

(c)	The HFRX Equity Hedge Index (“HFRX Equity”), tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total return of the HFRX Equity includes the reinvestment of dividends and income. The total return of HFRX Equity does not include expenses. HFRX Equity is not professionally managed and is not available for investment.

Holdings by Industry (long only) ^	% of Net Assets
Banks	22.7%
Pharmaceuticals	6.5%
Exchange Traded Funds	6.3%
Insurance	5.2%
Diversified Financial Services	5.0%
Healthcare-Services	4.1%
United States Government Securities	4.0%
Electric	3.8%
Auto Manufacturers	3.7%
Computers	2.9%
Other/Cash & Equivalents	35.8%
100.0%

^     Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 62.8% *
	CALL OPTIONS PURCHASED - 51.3%
150	Corn Future, Maturing March 2020 +	Wedbush	$2,625,000	2/21/2020	$350.00	$287,812
300	Corn Future, Maturing March 2020 +	Wedbush	6,000,000	2/21/2020	400.00	82,500
201	Crude Oil Future, Maturing February 2020 +	Wedbush	10,854,000	1/15/2020	54.00	1,441,170
51	Crude Oil Future, Maturing February 2020 +	Wedbush	2,958,000	1/15/2020	58.00	177,480
100	Crude Oil Future, Maturing February 2020 +	Wedbush	7,250,000	1/15/2020	72.50	1,000
100	Crude Oil Future, Maturing March 2020 +	Wedbush	4,000,000	2/14/2020	40.00	2,077,000
123	Crude Oil Future, Maturing March 2020 +	Wedbush	5,043,000	2/14/2020	41.00	2,432,940
101	Crude Oil Future, Maturing March 2020 +	Wedbush	5,050,000	2/14/2020	50.00	1,106,960
100	Crude Oil Future, Maturing March 2020 +	Wedbush	5,200,000	2/14/2020	52.00	909,000
50	Crude Oil Future, Maturing March 2020 +	Wedbush	2,625,000	2/14/2020	52.50	431,500
202	Crude Oil Future, Maturing March 2020 +	Wedbush	11,009,000	2/14/2020	54.50	1,383,700
101	Crude Oil Future, Maturing March 2020 +	Wedbush	5,959,000	2/14/2020	59.00	331,280
103	Crude Oil Future, Maturing March 2020 +	Wedbush	6,283,000	2/14/2020	61.00	209,090
100	Crude Oil Future, Maturing March 2020 +	Wedbush	6,500,000	2/14/2020	65.00	54,000
102	Crude Oil Future, Maturing March 2020 +	Wedbush	6,885,000	2/14/2020	67.50	22,440
200	Crude Oil Future, Maturing April 2020 +	Wedbush	9,200,000	3/17/2020	46.00	2,916,000
105	Crude Oil Future, Maturing April 2020 +	Wedbush	5,565,000	3/17/2020	53.00	865,200
100	Crude Oil Future, Maturing May 2020 +	Wedbush	5,450,000	4/16/2020	54.50	702,000
100	Crude Oil Future, Maturing May 2020 +	Wedbush	5,600,000	4/16/2020	56.00	592,000
202	Crude Oil Future, Maturing June 2020 +	Wedbush	8,989,000	5/14/2020	44.50	3,078,480
301	Crude Oil Future, Maturing June 2020 +	Wedbush	14,598,500	5/14/2020	48.50	3,512,670
100	Crude Oil Future, Maturing June 2020 +	Wedbush	5,950,000	5/14/2020	59.50	371,000
100	Gold Future, Maturing February 2020 +	Wedbush	15,050,000	1/28/2020	1,505.00	264,000
50	Gold Future, Maturing February 2020 +	Wedbush	7,625,000	1/28/2020	1,525.00	81,500
100	Gold Future, Maturing February 2020 +	Wedbush	16,150,000	1/28/2020	1,615.00	21,000
100	Gold Future, Maturing March 2020 +	Wedbush	15,750,000	2/25/2020	1,575.00	148,000
102	Gold Future, Maturing March 2020 +	Wedbush	16,626,000	2/25/2020	1,630.00	74,460
100	Gold Future, Maturing March 2020 +	Wedbush	16,900,000	2/25/2020	1,690.00	34,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $20,019,306)					23,608,182

	PUT OPTIONS PURCHASED - 11.5%
100	Corn Future, Maturing March 2020 +	Wedbush	1,800,000	2/21/2020	360.00	6,250
100	Corn Future, Maturing March 2020 +	Wedbush	1,825,000	2/21/2020	365.00	8,750
100	Corn Future, Maturing March 2020 +	Wedbush	2,000,000	2/21/2020	400.00	88,750
100	Crude Oil Future, Maturing February 2020 +	Wedbush	4,850,000	1/15/2020	48.50	2,000
101	Crude Oil Future, Maturing February 2020 +	Wedbush	5,403,500	1/15/2020	53.50	10,100
101	Crude Oil Future, Maturing February 2020 +	Wedbush	5,807,500	1/15/2020	57.50	35,350
100	Crude Oil Future, Maturing March 2020 +	Wedbush	4,650,000	2/14/2020	46.50	9,000
101	Gold Future, Maturing February 2020 +	Wedbush	15,150,000	1/28/2020	1,500.00	66,660
101	Gold Future, Maturing February 2020 +	Wedbush	15,453,000	1/28/2020	1,530.00	216,140
100	Gold Future, Maturing March 2020 +	Wedbush	15,200,000	2/25/2020	1,520.00	224,000
150	Gold Future, Maturing March 2020 +	Wedbush	22,950,000	2/25/2020	1,530.00	421,500
50	Gold Future, Maturing March 2020 +	Wedbush	8,325,000	2/25/2020	1,665.00	700,500
75	Gold Future, Maturing March 2020 +	Wedbush	12,562,500	2/25/2020	1,675.00	1,122,000
100	Gold Future, Maturing March 2020 +	Wedbush	17,650,000	2/25/2020	1,765.00	2,367,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $8,087,552)					5,278,000

	TOTAL OPTIONS PURCHASED (Cost - $28,106,858)					28,886,182

Principal			Coupon Rate (%)	Maturity
	BONDS - 4.4%
$2,000,000	Automatic Data Processing, Inc.		2.25%	9/15/2020		2,005,507
	TOTAL BONDS (Cost - $2,006,137)					2,005,507

	UNITED STATES GOVERNMENT SECURITIES - 18.6%
2,344,000	Resolution Funding Corp. Interest Strip		0.00%	10/15/2020		2,312,150
5,000,000	United States Treasury Note		1.75%	10/21/2020		5,004,492
1,255,000	United States Treasury Strip Coupon		0.00%	8/31/2020		1,241,415
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $8,558,683)					8,558,057

Shares
	SHORT-TERM INVESTMENTS - 74.5%
34,289,631	First American Government Obligations Portfolio - Institutional Class, 1.53% ** ^	34,289,631
	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,289,631)	34,289,631

	TOTAL INVESTMENTS - 160.3% (Cost - $72,961,309)	$73,739,377
	LIABILITIES IN EXCESS OF OTHER ASSETS - (60.3)%	(27,735,188)
	NET ASSETS - 100.0%	$46,004,189

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (60.5)% *
	CALL OPTIONS WRITTEN - (49.5)%
450	Corn Future, Maturing March 2020 +	Wedbush	$8,550,000	2/21/2020	$380.00	$312,188
90	Crude Oil Future, Maturing February 2020 +	Wedbush	3,600,000	1/15/2020	40.00	1,895,400
114	Crude Oil Future, Maturing February 2020 +	Wedbush	4,674,000	1/15/2020	41.00	2,286,840
150	Crude Oil Future, Maturing February 2020 +	Wedbush	7,800,000	1/15/2020	52.00	1,368,000
101	Crude Oil Future, Maturing February 2020 +	Wedbush	5,403,500	1/15/2020	53.50	772,650
25	Crude Oil Future, Maturing February 2020 +	Wedbush	1,412,500	1/15/2020	56.50	120,250
151	Crude Oil Future, Maturing February 2020 +	Wedbush	8,607,000	1/15/2020	57.00	658,360
101	Crude Oil Future, Maturing February 2020 +	Wedbush	5,959,000	1/15/2020	59.00	267,650
200	Crude Oil Future, Maturing March 2020 +	Wedbush	9,200,000	2/14/2020	46.00	2,966,000
101	Crude Oil Future, Maturing March 2020 +	Wedbush	4,949,000	2/14/2020	49.00	1,203,920
408	Crude Oil Future, Maturing March 2020 +	Wedbush	21,624,000	2/14/2020	53.00	3,337,440
202	Crude Oil Future, Maturing April 2020 +	Wedbush	9,090,000	3/17/2020	45.00	3,139,080
200	Crude Oil Future, Maturing April 2020 +	Wedbush	9,700,000	3/17/2020	48.50	2,446,000
100	Crude Oil Future, Maturing April 2020 +	Wedbush	5,450,000	3/17/2020	54.50	701,000
100	Crude Oil Future, Maturing April 2020 +	Wedbush	5,600,000	3/17/2020	56.00	584,000
100	Crude Oil Future, Maturing May 2020 +	Wedbush	5,950,000	4/16/2020	59.50	364,000
100	Gold Future, Maturing February 2020 +	Wedbush	15,400,000	1/28/2020	1,540.00	115,000
100	Gold Future, Maturing February 2020 +	Wedbush	15,700,000	1/28/2020	1,570.00	57,000
102	Gold Future, Maturing February 2020 +	Wedbush	16,116,000	1/28/2020	1,580.00	46,920
200	Gold Future, Maturing March 2020 +	Wedbush	33,000,000	2/25/2020	1,650.00	114,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $19,446,086)					22,755,698

	PUT OPTIONS WRITTEN - (11.0)%
300	Corn Future, Maturing March 2020 +	Wedbush	5,625,000	2/21/2020	375.00	61,875
100	Crude Oil Future, Maturing February 2020 +	Wedbush	4,750,000	1/15/2020	47.50	1,000
202	Crude Oil Future, Maturing February 2020 +	Wedbush	11,211,000	1/15/2020	55.50	36,360
202	Gold Future, Maturing February 2020 +	Wedbush	30,603,000	1/28/2020	1,515.00	256,540
75	Gold Future, Maturing March 2020 +	Wedbush	11,737,500	2/25/2020	1,565.00	394,500
100	Gold Future, Maturing March 2020 +	Wedbush	15,800,000	2/25/2020	1,580.00	645,000
300	Gold Future, Maturing March 2020 +	Wedbush	49,350,000	2/25/2020	1,645.00	3,645,000
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $7,401,257)					5,040,275

	TOTAL OPTIONS WRITTEN (Premiums Received - $26,847,343)					$27,795,973

*	Non-income producing security.

^	All collateral for open options contracts consists of cash included on the Consolidated Statement of Assets and Liabilities.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited.

**	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

FUTURE CONTRACTS

					Unrealized
		Number of	Expiration	Notional Amount/	Appreciation/
Description	Counterparty	Contracts	Date	Value	(Depreciation)
Long
Crude Oil Future March 2020 +	Wedbush	480	2/20/2020	$29,169,600	$86,400

Short
Crude Oil Future February 2020 +	Wedbush	499	1/21/2020	30,468,940	(783,139)

Total					(696,739)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/WARRINGTON STRATEGIC PROGRAM FUND (FORMERLY, CATALYST HEDGED FUTURES STRATEGY FUND)
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	PURCHASED OPTIONS - 29.6% *
	CALL OPTIONS PURCHASED - 26.6%
500	S&P 500 Index Future, Maturing March 2020	HSBC	$381,250,000	1/3/2020	$3,050	$22,712,500
500	S&P 500 Index Future, Maturing March 2020	RBC	396,875,000	1/3/2020	3,175	7,262,500
500	S&P 500 Index Future, Maturing March 2020	HSBC	403,125,000	1/3/2020	3,225	1,925,000
500	S&P 500 Index Future, Maturing March 2020	RBC	409,375,000	1/3/2020	3,275	50,000
500	S&P 500 Index Future, Maturing March 2020	Wedbush	409,375,000	1/10/2020	3,275	568,750
500	S&P 500 Index Future, Maturing March 2020	Wedbush	413,125,000	1/17/2020	3,305	412,500
500	S&P 500 Index Future, Maturing March 2020	Wedbush	390,625,000	1/24/2020	3,125	14,937,500
500	S&P 500 Index Future, Maturing March 2020	Wedbush	412,500,000	1/24/2020	3,300	812,500
500	S&P 500 Index Future, Maturing March 2020	HSBC	415,625,000	1/24/2020	3,325	362,500
500	S&P 500 Index Future, Maturing March 2020	HSBC	391,250,000	1/31/2020	3,130	15,025,000
500	S&P 500 Index Future, Maturing March 2020	HSBC	406,875,000	1/31/2020	3,255	3,525,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $54,528,125)					67,593,750

	PUT OPTIONS PURCHASED - 3.0%
2,000	S&P 500 Index Future, Maturing March 2020	Wedbush	1,350,000,000	1/17/2020	2,700	325,000
500	S&P 500 Index Future, Maturing March 2020	Wedbush	391,250,000	1/17/2020	3,130	1,225,000
500	S&P 500 Index Future, Maturing March 2020	HSBC	403,125,000	1/24/2020	3,225	4,175,000
2,000	S&P 500 Index Future, Maturing March 2020	Wedbush	1,300,000,000	2/21/2020	2,600	1,075,000
1,000	S&P 500 Index Future, Maturing March 2020	Wedbush	650,000,000	2/28/2020	2,600	700,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,512,748)					7,500,000

	TOTAL PURCHASED OPTIONS (Cost - $64,040,873)					75,093,750

	PRIVATE INVESTMENT FUND - 11.3%
	Prime Meridian Income QP Fund, LP # +					28,642,420
	TOTAL PRIVATE INVESTMENT FUND (Cost - $26,762,902)					28,642,420

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITY - 19.7%
$50,000,000	United States Treasury Note ^		1.375	1/31/2020		49,989,198
	TOTAL UNITED STATES GOVERNMENT SECURITY (Cost - $49,973,274)					49,989,198

	SHORT-TERM INVESTMENTS - 42.7%
	MONEY MARKET FUNDS - 42.7%
108,253,937	First American Government Obligations Portfolio- Institutional Class 1.53% ** ^					108,253,937
	TOTAL SHORT-TERM INVESTMENTS (Cost - $108,253,937)					108,253,937

	TOTAL INVESTMENTS - 103.3% (Cost - $249,030,986)					$261,979,305
	LIABILITIES LESS OTHER ASSETS - (3.3)%					(8,333,135)
	NET ASSETS - 100.0%					$253,646,170

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - (24.0)% *
	CALL OPTIONS WRITTEN - (19.9)%
1,000	S&P 500 Index Future, Maturing March 2020	HSBC	$787,500,000	1/3/2020	$3,150	20,600,000
500	S&P 500 Index Future, Maturing March 2020	RBC	403,125,000	1/3/2020	3,225	1,925,000
500	S&P 500 Index Future, Maturing March 2020	RBC	406,250,000	1/3/2020	3,250	475,000
500	S&P 500 Index Future, Maturing March 2020	Wedbush	403,750,000	1/17/2020	3,230	3,787,500
1,000	S&P 500 Index Future, Maturing March 2020	Wedbush	806,250,000	1/24/2020	3,225	9,875,000
500	S&P 500 Index Future, Maturing March 2020	HSBC	406,250,000	1/24/2020	3,250	3,062,500
1,000	S&P 500 Index Future, Maturing March 2020	HSBC	807,500,000	1/31/2020	3,230	10,725,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $40,187,500)					$50,450,000

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/WARRINGTON STRATEGIC PROGRAM FUND (FORMERLY, CATALYST HEDGED FUTURES STRATEGY FUND)
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - (24.0)% * (Continued)
	PUT OPTIONS WRITTEN - (4.1)%
250	S&P 500 Index Future, Maturing March 2020	Wedbush	$193,750,000	1/17/2020	$3,100	$468,750
250	S&P 500 Index Future, Maturing March 2020	Wedbush	194,375,000	1/17/2020	3,110	512,500
500	S&P 500 Index Future, Maturing March 2020	Wedbush	403,750,000	1/17/2020	3,230	3,650,000
1,000	S&P 500 Index Future, Maturing March 2020	Wedbush	700,000,000	1/17/2020	2,800	262,500
500	S&P 500 Index Future, Maturing March 2020	HSBC	406,250,000	1/24/2020	3,250	5,412,500
500	S&P 500 Index Future, Maturing March 2020	Wedbush	300,000,000	2/21/2020	2,400	112,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $10,655,176)					$10,418,750
	TOTAL OPTIONS WRITTEN (Premiums Received - $50,842,676)					$60,868,750

LP - Limited Partnership

HSBC - Hongkong and Shanghai Banking Corporation RBC - Royal Bank of Canada

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 11.3% of net assets.

^	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	OPEN ENDED FUNDS - 73.1%
79,034	Catalyst Enhanced Income Strategy Fund +	$888,345
50	Catalyst/CIFC Floating Rate Income Fund +	486
62,023	Rational Special Situations Income Fund +	1,246,652
	TOTAL OPEN ENDED FUNDS (Cost - $2,122,146)	2,135,483

	SHORT-TERM INVESTMENTS - 0.1%
2,678	First American Government Obligations Portfolio- Institutional Class 1.53% *	2,678
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,678)	2,678

	TOTAL INVESTMENTS - 73.2% (Cost - $2,124,824)	$2,138,161
	OTHER ASSETS LESS LIABILITIES - 26.8%	783,796
	NET ASSETS - 100.0%	$2,921,957

*	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

+	Affiliated issuer.

TOTAL RETURN SWAPS - 12.8%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

							Unrealized
		Notional		Expiration	Pay/Receive	Upfront	Appreciation/
Shares	Reference Entity	Amount	Counterparty	Date	Fixed Rate	Payments	Depreciation
537	BNP Paribas Catalyst Systematic Index **	900,000	BNP Paribas	2/10/2020	0.5000%	—	$143,907
1,146	BNP Paribas Catalyst Systematic Index **	2,000,000	BNP Paribas	3/2/2020	0.5000%	—	230,610
							$374,517

**	This instrument is held by CSACS Fund Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	COMMON STOCK - 26.0%
	REITS - 26.0%
4,900	Arbor Realty Trust Inc	$70,315
2,020	Blackstone Mortgage Trust Inc	75,184
4,050	Granite Point Mortgage Trust Inc	74,439
2,510	Hannon Armstrong Sustainable Infrastructure Capital Inc	80,772
3,650	KKR Real Estate Finance Trust Inc	74,533
4,260	Ladder Capital Corp	76,850
9,590	MFA Financial Inc	73,363
4,690	New Residential Investment Corp	75,556
11,830	New York Mortgage Trust Inc	73,701
1,560	NexPoint Residential Trust Inc	70,200
3,220	PennyMac Mortgage Investment Trust	71,774
4,540	Redwood Trust Inc	75,092
2,990	Starwood Property Trust Inc	74,331
3,610	TPG RE Finance Trust Inc	73,175
5,040	Two Harbors Investment Corp	73,685
	TOTAL COMMON STOCK (Cost - $1,073,422)	1,112,970

	EXCHANGE TRADED FUNDS - 37.4%
	DEBT FUNDS - 37.4%
7,820	iShares Convertible Bond ETF	490,392
5,860	iShares MBS ETF	633,232
8,930	Vanguard Mortgage-Backed Securities ETF	474,808
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,573,050)	1,598,432

	OPEN ENDED FUND - 11.9%
	DEBT FUND - 11.9%
39,061	AlphaCentric Income Opportunities Fund ^	507,007
	TOTAL OPEN ENDED FUND (Cost - $504,000)	507,007

	SHORT-TERM INVESTMENTS - 0.5%
18,753	First American Government Obligations Portfolio- Institutional Class 1.53% * #	$18,753
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,753)

	TOTAL INVESTMENTS - 75.8% (Cost - $3,169,225)	$3,237,162
	OTHER ASSETS LESS LIABILITIES - 24.2%	1,035,740
	NET ASSETS - 100.0%	$4,272,902

*	Rate shown represents the rate at December 31, 2019, is subject to change and resets daily.

#	All or portion of this security is segregated as collateral for open future contracts.

^	Affiliated

				Unrealized
				Appreciation/
Long Contracts		Notional Amount	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.1)%
6	Copper Future +	$419,550	March-20	$597
2	E-Mini Russell 2000	167,060	March-20	2,200
4	Gasoline RBOB Future +	284,004	February-20	(7,492)
5	KC HRW Wheat Future +	121,500	March-20	2,375
9	World Sugar #11 Future +	135,274	March-20	(1,512)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURE CONTRACTS			(3,832)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.0%
(24)	3 Month Euro Euribor	(6,751,169)	March-22	4,533
(8)	Japanese Yen Currency Future	(924,550)	March-20	(5,290)
(3)	Natural Gas Future +	(64,740)	March-20	1,652
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURE CONTRACTS			895
	TOTAL UNREALIZED LOSS FROM OPEN FUTURES CONTRACTS			$(2,937)

+	All of this investment is a holding of the CAMFMSF Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 10.0%
10,000	iShares Short-Term Corporate Bond ETF	$536,300
17,618	SPDR Portfolio Short Term Corporate Bond ETF	543,339
7,248	Vanguard Short-Term Corporate Bond ETF	587,306
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,656,361)	1,666,945

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 75.0%
	ADVERTISING - 0.5%
$75,000	Omnicom Group, Inc.	4.450	8/15/2020	76,020

	AEROSPACE/DEFENSE - 1.7%
275,000	Northrop Grumman Corp.	3.500	3/15/2021	280,367

	AUTO MANUFACTURERS - 2.4%
150,000	Ford Motor Credit Co. LLC	2.681	1/9/2020	150,012
250,000	General Motors Financial Co., Inc.	4.200	3/1/2021	255,460
				405,472
	BANKS - 17.6%
200,000	Bank of America Corp.	2.625	10/19/2020	201,171
250,000	Citigroup, Inc.	2.400	2/18/2020	250,108
100,000	Citigroup, Inc.	5.375	8/9/2020	102,050
250,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	252,283
100,000	Goldman Sachs Group, Inc.	6.000	6/15/2020	101,773
250,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	252,240
250,000	HSBC USA, Inc.	2.350	3/5/2020	250,142
250,000	JPMorgan Chase & Co.	2.295	8/15/2021	250,641
100,000	KeyBank NA	2.250	3/16/2020	100,065
200,000	KeyCorp.	5.100	3/24/2021	207,610
250,000	Morgan Stanley	5.500	7/24/2020	255,073
105,000	PNC Financial Services Group, Inc.	5.125	2/8/2020	105,297
250,000	Santander UK Group Holdings PLC	2.875	8/5/2021	252,630
100,000	Skandinaviska Enskilda Banken AB	1.875	9/13/2021	99,763
250,000	Truist Financial Corp.	2.625	6/29/2020	250,694
				2,931,540
	BEVERAGES - 0.6%
100,000	Pernod Ricard SA	5.750	4/7/2021	104,701

	BIOTECHNOLOGY - 1.5%
250,000	Amgen, Inc.	4.500	3/15/2020	251,249

	COMPUTERS - 2.1%
250,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	252,869
100,000	International Business Machines Corp.	1.625	5/15/2020	99,975
				352,844
	COSMETICS/PERSONAL CARE - 2.1%
350,000	Unilever Capital Corp.	2.100	7/30/2020	350,383

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
150,000	Capital One Financial Corp.	3.450	4/30/2021	152,763

	ELECTRIC - 4.2%
250,000	Dominion Energy, Inc.	2.579	7/1/2020	250,546
250,000	Duke Energy Florida LLC	1.850	1/15/2020	249,984
200,000	Southern Co.	2.350	7/1/2021	201,060
				701,590
	ELECTRONICS - 0.9%
150,000	Amphenol Corp.	2.200	4/1/2020	150,026

	HAND/MACHINE TOOLS - 1.8%
300,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	306,566

	HEALTHCARE - PRODUCTS - 1.5%
250,000	Baxter International, Inc.	1.700	8/15/2021	249,702

	HEALTHCARE - SERVICES - 5.2%
50,000	Cigna Holding Co.	5.125	6/15/2020	50,682
250,000	Laboratory Corp. of America Holdings	3.200	2/1/2022	255,789
300,000	Quest Diagnostics, Inc.	4.700	4/1/2021	310,041
250,000	UnitedHealth Group, Inc.	3.150	6/15/2021	254,686
				871,198
	HOME BUILDERS - 1.5%
250,000	DR Horton, Inc.	2.550	12/1/2020	251,156

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 75.0%
	INSURANCE - 5.4%
$150,000	Aon Corp.	5.000	9/30/2020	$153,238
250,000	Hartford Financial Services Group, Inc.	5.500	3/30/2020	252,122
300,000	Lincoln National Corp.	6.250	2/15/2020	301,393
200,000	Prudential Financial, Inc.	5.375	6/21/2020	203,171
				909,924
	INTERNET - 1.2%
200,000	eBay, Inc.	2.150	6/5/2020	200,153

	LODGING - 1.5%
250,000	Marriott International, Inc.	3.125	10/15/2021	254,426

	MACHINERY - CONSTRUCTION & MINING - 1.5%
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	249,705

	MACHINERY - DIVERSIFIED - 3.1%
250,000	John Deere Capital Corp.	3.200	1/10/2022	257,066
250,000	Xylem, Inc.	4.875	10/1/2021	262,092
				519,158
	MEDIA - 0.6%
50,000	TWDC Enterprises 18 Corp.	1.950	3/4/2020	50,001
50,000	TWDC Enterprises 18 Corp.	1.800	6/5/2020	49,998
				99,999
	MINING - 1.2%
200,000	BHP Billiton Finance USA Ltd.	2.875	2/24/2022	203,953

	MISCELLANEOUS MANUFACTURING - 2.4%
200,000	General Electric Co.	5.550	5/4/2020	202,161
200,000	Textron, Inc.	3.650	3/1/2021	203,690
				405,851
	PHARMACEUTICALS - 5.2%
50,000	Cardinal Health, Inc.	4.625	12/15/2020	51,221
250,000	Express Scripts Holding Co.	2.600	11/30/2020	251,457
300,000	GlaxoSmithKline Capital PLC	3.125	5/14/2021	305,261
250,000	Pfizer, Inc.	5.200	8/12/2020	254,892
				862,831
	PIPELINES - 0.8%
125,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	126,323

	REITS - 1.2%
200,000	American Tower Corp.	3.450	9/15/2021	204,608

	SEMICONDUCTORS- 2.4%
200,000	Applied Materials, Inc.	2.625	10/1/2020	201,117
200,000	Lam Research Corp.	2.800	6/15/2021	202,204
				403,321
	SOFTWARE- 0.9%
150,000	Electronic Arts, Inc.	3.700	3/1/2021	152,839

	TRANSPORTATION - 3.1%
250,000	Norfolk Southern Railway Co.	9.750	6/15/2020	258,750
250,000	Ryder System, Inc.	2.250	9/1/2021	250,656
				509,406

	TOTAL CORPORATE BONDS (Cost - $12,516,757)			12,538,074

	UNITED STATES GOVERNMENT SECURITIES - 6.0%
500,000	United States Treasury Note +	1.375	3/31/2020	499,678
500,000	United States Treasury Note +	1.375	8/31/2020	499,189
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $997,491)			998,867

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS PURCHASED - 8.6% *
	CALL OPTIONS PURCHASED - 8.6%
41	SPDR S&P 500 ETF Trust	Pershing	$1,238,200	3/20/2020 - $302.00	$95,530
10	SPDR S&P 500 ETF Trust	Pershing	312,000	3/20/2020 - $312.00	15,590
44	SPDR S&P 500 ETF Trust	Pershing	1,355,200	6/19/2020 - $308.00	99,088
40	SPDR S&P 500 ETF Trust	Pershing	1,260,000	6/19/2020 - $315.00	69,160
19	SPDR S&P 500 ETF Trust	Pershing	609,900	6/19/2020 - $321.00	25,346
45	SPDR S&P 500 ETF Trust	Pershing	1,350,000	9/18/2020 - $300.00	145,710

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	TOTAL OPTIONS PURCHASED - 8.6% * (Continued)
	CALL OPTIONS PURCHASED - 8.6% (Continued)
16	SPDR S&P 500 ETF Trust	Pershing	$488,000	9/18/2020 - $305.00	$46,248
60	SPDR S&P 500 ETF Trust	Pershing	1,854,000	9/18/2020 - $309.00	155,550
28	SPDR S&P 500 ETF Trust	Pershing	882,000	9/18/2020 - $315.00	59,052
10	SPDR S&P 500 ETF Trust	Pershing	308,000	11/20/2020 - $308.00	29,185
47	SPDR S&P 500 ETF Trust	Pershing	1,452,300	11/20/2020 - $309.00	130,566
37	SPDR S&P 500 ETF Trust	Pershing	1,184,000	11/20/2020 - $320.00	77,515
25	SPDR S&P 500 ETF Trust	Pershing	780,000	12/18/2020 - $312.00	67,588
19	SPDR S&P 500 ETF Trust	Pershing	594,700	12/18/2020 - $313.00	48,450
71	SPDR S&P 500 ETF Trust	Pershing	2,279,100	12/18/2020 - $321.00	147,680
44	SPDR S&P 500 ETF Trust	Pershing	1,408,000	1/15/2021 - $320.00	97,460
60	SPDR S&P 500 ETF Trust	Pershing	1,926,000	1/15/2021 - $321.00	129,180
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,105,692)				1,438,898

	TOTAL INVESTMENTS - 99.6% (Cost - $16,276,301)				$16,642,784
	OTHER ASSETS LESS LIABILITIES - 0.4%				72,005
	NET ASSETS - 100.0%				$16,714,789

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (5.1)% *
	CALL OPTIONS WRITTEN - (2.8)%
17	SPDR S&P 500 ETF Trust	Pershing	$540,600	3/20/2020 - $318.00	$19,193
34	SPDR S&P 500 ETF Trust	Pershing	1,091,400	3/20/2020 - $321.00	30,974
20	SPDR S&P 500 ETF Trust	Pershing	652,000	6/19/2020 - $326.00	20,280
59	SPDR S&P 500 ETF Trust	Pershing	1,947,000	6/19/2020 - $330.00	47,377
24	SPDR S&P 500 ETF Trust	Pershing	808,800	6/19/2020 - $337.00	11,928
60	SPDR S&P 500 ETF Trust	Pershing	1,980,000	9/18/2020 - $330.00	70,680
35	SPDR S&P 500 ETF Trust	Pershing	1,172,500	9/18/2020 - $335.00	31,430
54	SPDR S&P 500 ETF Trust	Pershing	1,863,000	9/18/2020 - $345.00	27,432
15	SPDR S&P 500 ETF Trust	Pershing	495,000	11/20/2020 - $330.00	21,300
32	SPDR S&P 500 ETF Trust	Pershing	1,072,000	11/20/2020 - $335.00	38,544
47	SPDR S&P 500 ETF Trust	Pershing	1,621,500	11/20/2020 - $345.00	34,756
25	SPDR S&P 500 ETF Trust	Pershing	855,000	12/18/2020 - $342.00	23,400
19	SPDR S&P 500 ETF Trust	Pershing	653,600	12/18/2020 - $344.00	16,131
71	SPDR S&P 500 ETF Trust	Pershing	2,463,700	12/18/2020 - $347.00	51,724
60	SPDR S&P 500 ETF Trust	Pershing	2,172,000	1/15/2021 - $362.00	20,760
44	SPDR S&P 500 ETF Trust	Pershing	1,623,600	1/15/2021 - $369.00	10,054
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $312,139)				475,963

	PUT OPTIONS WRITTEN - (2.3)%
18	SPDR S&P 500 ETF Trust	Pershing	491,400	3/20/2020 - $273.00	1,728
33	SPDR S&P 500 ETF Trust	Pershing	927,300	3/20/2020 - $281.00	4,455
77	SPDR S&P 500 ETF Trust	Pershing	2,186,800	6/19/2020 - $284.00	32,186
20	SPDR S&P 500 ETF Trust	Pershing	578,000	6/19/2020 - $289.00	10,420
16	SPDR S&P 500 ETF Trust	Pershing	441,600	9/18/2020 - $276.00	8,704
47	SPDR S&P 500 ETF Trust	Pershing	1,306,600	9/18/2020 - $278.00	26,860
54	SPDR S&P 500 ETF Trust	Pershing	1,533,600	9/18/2020 - $284.00	35,775
20	SPDR S&P 500 ETF Trust	Pershing	550,000	11/20/2020 - $275.00	14,500
25	SPDR S&P 500 ETF Trust	Pershing	700,000	11/20/2020 - $280.00	19,475
25	SPDR S&P 500 ETF Trust	Pershing	720,000	11/20/2020 - $288.00	23,200
20	SPDR S&P 500 ETF Trust	Pershing	562,000	12/18/2020 - $281.00	17,270
15	SPDR S&P 500 ETF Trust	Pershing	423,000	12/18/2020 - $282.00	13,223
56	SPDR S&P 500 ETF Trust	Pershing	1,618,400	12/18/2020 - $289.00	57,092
44	SPDR S&P 500 ETF Trust	Pershing	1,267,200	1/15/2021 - $288.00	49,412
60	SPDR S&P 500 ETF Trust	Pershing	1,734,000	1/15/2021 - $289.00	67,320
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $473,531)				381,620

	TOTAL OPTIONS WRITTEN (Premiums Received - $785,670)				$857,583

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying ETF.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 47.3%
	EQUITY FUNDS - 47.3%
365,612	iShares China Large-Cap ETF	$15,951,651
2,128,702	iShares Core S&P Mid-Cap ETF	438,129,446
684,759	iShares MSCI Australia ETF	15,502,944
66,328	iShares MSCI Austria ETF	1,379,622
47,514	iShares MSCI Belgium ETF	948,855
349,089	iShares MSCI Brazil ETF	16,564,273
531,055	iShares MSCI Canada ETF	15,873,234
228,118	iShares MSCI Chile ETF	7,603,173
322,918	iShares MSCI France ETF	10,562,648
386,933	iShares MSCI Germany ETF	11,375,830
627,311	iShares MSCI Hong Kong ETF	15,262,477
21,872	iShares MSCI India ETF	768,801
31,273	iShares MSCI Israel ETF	1,793,506
164,256	iShares MSCI Italy ETF	4,845,552
260,431	iShares MSCI Japan ETF	15,427,932
299,433	iShares MSCI Malaysia ETF	8,536,835
329,656	iShares MSCI Mexico ETF	14,844,410
94,044	iShares MSCI Netherlands ETF	3,184,330
67,129	iShares MSCI Peru ETF	2,487,129
403,608	iShares MSCI Singapore ETF	9,743,097
165,974	iShares MSCI South Africa ETF	8,141,025
234,765	iShares MSCI South Korea ETF	14,600,035
402,966	iShares MSCI Spain ETF	11,653,777
139,716	iShares MSCI Sweden ETF	4,596,656
293,823	iShares MSCI Switzerland ETF	11,940,967
361,760	iShares MSCI Taiwan ETF	14,879,189
94,247	iShares MSCI Thailand ETF	8,256,037
253,719	iShares MSCI Turkey ETF	6,873,248
350,379	iShares MSCI United Kingdom ETF	11,947,924
2,164,223	iShares Russell 1000 ETF	386,140,668
3,122,126	iShares Russell 2000 ETF	517,242,614
1,863,002	iShares Russell Mid-Cap ETF	111,072,179
482,891	Schwab U.S. REIT ETF	22,193,670
590,516	VanEck Vectors Russia ETF	14,745,185
1,789,862	Vanguard FTSE Emerging Markets ETF	79,595,163
560,699	Vanguard FTSE Europe ETF	32,856,961
518,279	Vanguard Large-Cap ETF	76,622,367
920,751	Vanguard Mid-Cap ETF	164,059,413
1,678,380	Vanguard Real Estate ETF	155,736,880
266,062	Vanguard S&P 500 ETF	78,701,140
1,207,296	Vanguard Small-Cap ETF	199,976,509
587,326	WisdomTree India Earnings Fund	14,618,544
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,175,557,693)	2,557,235,896

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 33.6%
$752,370,000	United States Treasury Note + ^	1.375	2/15/2020	752,115,353
705,580,000	United States Treasury Note ^	1.500	5/15/2020	705,249,259
357,220,000	United States Treasury Note + ^	1.500	8/15/2020	356,968,828
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,812,913,539)			1,814,333,440

	TOTAL INVESTMENTS - 80.9% (Cost - $3,988,471,232)			$4,371,569,336
	OTHER ASSETS LESS LIABILITIES - 19.1%			1,031,800,086
	NET ASSETS - 100.0%			$5,403,369,422

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.3%
637	90-Day Euro$ Future	$156,646,263	September-20	$6,700
2,341	90-Day Euro$ Future	576,120,100	March-21	33,775
2,160	90-Day Euro$ Future	531,576,000	June-21	23,650
2,745	90-Day Euro$ Future	675,510,188	September-21	74,450
425	90-Day Euro$ Future	104,544,688	December-21	7,150
1,713	90-Day Euro$ Future	421,333,763	March-22	9,575
197	Amsterdam Index Future	26,740,687	January-20	(157,067)
2,080	Brent Crude Future +	137,280,000	March-20	1,716,630
251	Brent Crude Future +	16,387,790	April-20	(157,350)
252	Brent Crude Future +	16,299,360	May-20	272,260
169	Brent Crude Future +	10,829,520	June-20	172,440
87	Brent Crude Future +	5,521,020	July-20	99,640
54	Brent Crude Future +	3,398,220	August-20	57,310
233	Cocoa Future +	5,918,200	March-20	121,530
66	DAX Index Future	24,534,190	March-20	206,495
1,102	Dija Mini E-CBOT Future	157,079,080	March-20	368,090
1,177	E-mini Russell 2000 Future	98,314,810	March-20	(229,030)
336	Euro Schatz Future	42,206,118	March-20	(26,296)
6,088	Euro Stoxx 50 Future	254,831,827	March-20	(1,095,892)
1,801	FTSE 100 Index Future	178,916,963	March-20	413,145
728	FTSE China A50	10,490,480	January-20	85,735
409	FTSE/MIB Index Future	53,737,984	March-20	(747,301)
689	Gasoline RBOB Future +	48,919,689	February-20	(465,293)
392	Gasoline RBOB Future +	28,038,192	March-20	(658,783)
209	Gasoline RBOB Future +	16,495,618	April-20	(154,279)
66	Gasoline RBOB Future +	5,213,023	May-20	(51,740)
2,380	Gold 100 oz. Future +	362,497,800	February-20	1,774,680
1,188	Hang Seng Index Future	215,513,488	January-20	343,829
1,901	HSCEI Future	136,759,869	January-20	1,300,089
2,193	KO SPI 2 Future	139,948,463	March-20	5,557,532
20	Lean Hogs Future +	571,400	February-20	2,640
36	Live Cattle Future +	1,813,320	February-20	(790)
455	Low Sulphur Gasoil G Future +	27,925,625	February-20	(260,550)
553	Low Sulphur Gasoil G Future +	33,802,125	March-20	(286,150)
222	Low Sulphur Gasoil G Future +	13,469,850	April-20	(102,875)
967	MSCI EAFE Future	98,464,775	March-20	505,935
1,644	MSCI Emerging Market Future	92,080,440	March-20	150,520
1,530	Nasdaq 100 E-Mini Future	267,818,850	March-20	553,680
472	Nikkei 225 (OSE) Future	102,673,844	March-20	(123,990)
211	Nikkei 225 (SGX) Future	22,692,086	March-20	(213,643)
1,249	NY Harbor ULSD Future +	106,112,042	February-20	132,875
371	NY Harbor ULSD Future +	31,421,103	March-20	(233,360)
99	NY Harbor ULSD Future +	8,314,753	April-20	(61,979)
36	NY Harbor ULSD Future +	3,000,110	May-20	(21,676)
469	OMXS30 Index Future	8,859,148	January-20	(102,846)
24	Platinum Future +	1,173,360	April-20	(5,740)
531	S&P/TSX 60 IX Future	82,912,574	March-20	85,212
4,739	S&P 500 E-Mini Future	765,609,145	March-20	3,742,015
1,615	SET50 Future	11,504,693	March-20	(14,562)
510	Silver Future +	45,698,550	March-20	(276,275)
464	Soybean Meal Future +	14,138,080	March-20	14,290
323	Soybean Oil Future +	6,738,426	March-20	153,264
29	SPI 200 Future	3,365,147	March-20	(54,762)
817	TAIEX Future #	65,377,443	January-20	289,124
1,940	TOPIX Index Future	307,222,452	March-20	177,312
1,327	US 2 Year Note (CBT)	285,968,500	March-20	49,102
3,557	US 5 Year Note (CBT)	421,893,547	March-20	8,336
329	US Long Bond (CBT) Future	51,293,156	March-20	51,687

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.3% (Continued)
2,459	WTI Crude Future +	$150,146,540	February-20	$2,666,850
866	WTI Crude Future +	52,626,820	March-20	234,210
334	WTI Crude Future +	20,176,940	April-20	17,990
165	WTI Crude Future +	9,895,050	May-20	166,640
101	WTI Crude Future +	6,003,440	June-20	(36,860)
62	WTI Crude Future +	3,649,940	July-20	(1,970)
23	WTI Crude Future +	1,341,130	August-20	9,800
	Net Unrealized Gain From Open Long Futures Contracts			$16,115,128

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.0%
514	90-Day Euro$ Future	$126,418,300	December-20	$141,600
2,843	Australian 3 Year Bond Future	285,700,121	March-20	3,265,399
1,177	Australian 10 Year Bond Future	95,159,160	March-20	352,705
40	Bovedspa Index Future	1,152,977	February-20	7,294
1,482	CAC 40 10 Euro Future	99,313,703	January-20	547,896
940	Canadian 10 Year Bond Future	99,657,760	March-20	1,005,052
1,674	CBOE VIX Future	24,482,250	January-20	2,906,465
1,206	CBOE VIX Future	20,049,750	February-20	89,025
323	CBOE VIX Future	5,466,775	March-20	179,150
194	CBOE VIX Future	3,380,450	April-20	11,230
196	Coffee ‘C’ Future +	9,532,950	March-20	(146,512)
11	Copper Future +	769,175	March-20	7,450
2,535	Corn Future +	49,147,313	March-20	(352,075)
2	Cotton No. 2 Future +	69,050	March-20	120
7,454	Euro BOBL Future	1,118,098,327	March-20	613,182
75	Euro-BTP Future	11,993,359	March-20	4,840
5,669	Euro Bund Future	1,084,905,744	March-20	3,922,197
372	Euro BUXL Future	82,837,592	March-20	593,980
1,772	Euro-Oat Future	323,761,141	March-20	863,887
396	FTSE/JSE Top 40 Future	14,544,685	March-20	107,747
213	IBEX 35 Future	22,781,466	January-20	245,286
280	Japan 10 Year Bond Future	392,090,177	March-20	(56,313)
355	KC Red Wheat Future +	8,626,500	March-20	(461,362)
30	LME Copper Future +	4,631,250	March-20	37,312
20	LME Lead Future +	964,250	March-20	(8,364)
107	LME Nickel Future +	9,004,050	March-20	(127,086)
266	LME PRI Aluminum Future +	12,036,500	March-20	(75,021)
12	LME Zinc Future +	682,425	March-20	3,948
1,131	Long Gilt Future	196,845,872	March-20	(873,280)
911	MSCI Taiwan Index Future	41,869,560	January-20	270,970
1,548	Natural Gas Future +	33,885,720	February-20	876,580
842	Natural Gas Future +	18,170,360	March-20	472,240
648	Natural Gas Future +	13,925,520	April-20	121,170
277	Natural Gas Future +	6,060,760	May-20	(8,770)
68	Natural Gas Future +	1,527,280	June-20	(10,940)
138	S&P Mid 400 E-Mini Future	28,494,240	March-20	28,440
1,059	SGX Nifty 50	25,934,910	January-20	152,431
41	Soybean Future +	1,958,775	March-20	(30,438)
4,492	US 10 Year Note (CBT)	576,871,063	March-20	4,233,016
111	US Ultra Bond Future	20,163,844	March-20	189,656
592	Wheat Future +	16,539,000	March-20	(567,200)
845	World Sugar #11 Future +	12,700,688	March-20	(120,635)
	Net Unrealized Gain From Open Short Futures Contracts			$18,412,272
	Total Unrealized Gain From Open Futures Contracts			$34,527,400

+	All of this investment is a holding of the CMHSF Fund Limited.

#	The security is illiquid; total illiquid securities represent 0.0% of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy:
Australian Dollar	1/2/2020	BAML	23,980,000	$16,786,479	$16,856,750	$70,271
British Pound	1/2/2020	BAML	48,120,000	63,129,110	63,747,047	617,937
Canadian Dollar	1/2/2020	BAML	5,980,000	4,606,946	4,611,529	4,583
Euro	1/2/2020	BAML	45,620,000	51,097,133	51,208,484	111,351
Israeli Shekel	1/2/2020	BAML	22,260,000	6,437,805	6,444,702	6,897
Mexican Peso	1/2/2020	BAML	358,500,000	18,991,312	18,984,325	(6,987)
Norwegian Krone	1/2/2020	BAML	109,060,000	12,413,975	12,411,093	(2,882)
Polish Zloty	1/2/2020	BAML	43,560,000	11,467,986	11,501,597	33,611
Singapore Dollar	1/2/2020	BAML	9,750,000	7,230,739	7,250,958	20,219
South African Rand	1/2/2020	BAML	461,220,000	32,709,015	32,983,159	274,144
Swedish Krona	1/2/2020	BAML	7,330,000	784,654	783,032	(1,622)
Turkish Lira New	1/2/2020	BAML	78,010,000	13,113,036	13,108,721	(4,315)
Australian Dollar	1/3/2020	BAML	6,210,000	4,355,407	4,365,322	9,915
British Pound	1/3/2020	BAML	22,490,000	29,830,061	29,793,663	(36,398)
Euro	1/3/2020	BAML	29,130,000	32,678,750	32,698,447	19,697
Mexican Peso	1/3/2020	BAML	296,400,000	15,704,639	15,695,827	(8,812)
New Zealand Dollar	1/3/2020	BAML	52,950,000	35,609,322	35,722,731	113,409
Norwegian Krone	1/3/2020	BAML	43,020,000	4,886,340	4,895,702	9,362
Polish Zloty	1/3/2020	BAML	11,950,000	3,152,951	3,155,282	2,331
Singapore Dollar	1/3/2020	BAML	5,380,000	4,000,997	4,001,041	44
South African Rand	1/3/2020	BAML	61,030,000	4,350,879	4,364,430	13,551
Swedish Krona	1/3/2020	BAML	225,180,000	24,141,309	24,054,994	(86,315)
Swiss Franc	1/3/2020	BAML	9,010,000	9,302,334	9,304,487	2,153
Japanese Yen	1/6/2020	BAML	7,119,000,000	65,022,214	65,518,521	496,307
New Zealand Dollar	1/6/2020	BAML	43,090,000	29,014,957	29,071,983	57,026
Swiss Franc	1/6/2020	BAML	21,420,000	22,149,615	22,124,897	(24,718)
Japanese Yen	1/7/2020	BAML	12,600,000,000	115,870,621	115,968,636	98,015
Australian Dollar	1/15/2020	BAML	536,880,000	369,733,304	377,516,346	7,783,042
Brazilian Real	1/15/2020	BAML	1,080,530,000	264,316,681	268,501,418	4,184,737
British Pound	1/15/2020	BAML	496,250,000	646,466,525	657,644,553	11,178,028
Canadian Dollar	1/15/2020	BAML	303,550,000	228,481,341	234,100,379	5,619,038
Chilean Peso	1/15/2020	BAML	8,178,000,000	10,698,254	10,877,288	179,034
Colombian Peso	1/15/2020	BAML	46,089,000,000	13,351,273	14,038,894	687,621
Euro	1/15/2020	BAML	349,910,000	390,502,644	393,079,573	2,576,929
Indian Rupee	1/15/2020	BAML	9,766,540,000	137,416,309	136,656,162	(760,147)
Israeli Shekel	1/15/2020	BAML	209,940,000	60,464,206	60,818,325	354,119
Japanese Yen	1/15/2020	BAML	96,838,000,000	890,486,474	891,692,438	1,205,964
Mexican Peso	1/15/2020	BAML	4,018,840,000	211,677,640	212,413,413	735,773
New Zealand Dollar	1/15/2020	BAML	480,100,000	316,070,956	323,957,695	7,886,739
Norwegian Krone	1/15/2020	BAML	1,721,220,000	188,180,901	195,886,835	7,705,934
Polish Zloty	1/15/2020	BAML	500,120,000	128,588,898	132,056,949	3,468,051
Russian Ruble	1/15/2020	BAML	39,936,750,000	628,090,131	642,001,507	13,911,376
Singapore Dollar	1/15/2020	BAML	121,290,000	89,218,695	90,210,231	991,536
South African Rand	1/15/2020	BAML	1,557,420,000	106,299,193	111,192,699	4,893,506
South Korean Won	1/15/2020	BAML	101,074,000,000	86,631,594	87,424,461	792,867
Swedish Krona	1/15/2020	BAML	2,610,880,000	276,235,665	279,077,775	2,842,110
Swiss Franc	1/15/2020	BAML	407,120,000	414,988,022	420,791,120	5,803,098
Turkish Lira New	1/15/2020	BAML	260,100,000	44,446,751	43,567,979	(878,772)
				$6,141,184,043	$6,224,133,400	$82,949,357

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Sold	USD Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	1/2/2020	BAML	(23,980,000)	$(16,770,131)	$(16,856,750)	$(86,619)
British Pound	1/2/2020	BAML	(48,120,000)	(63,143,101)	(63,747,047)	(603,947)
Canadian Dollar	1/2/2020	BAML	(5,980,000)	(4,603,963)	(4,611,529)	(7,566)
Euro	1/2/2020	BAML	(45,620,000)	(51,137,282)	(51,208,484)	(71,202)
Israeli Shekel	1/2/2020	BAML	(22,260,000)	(6,440,533)	(6,444,702)	(4,169)
Mexican Peso	1/2/2020	BAML	(358,500,000)	(18,951,208)	(18,984,325)	(33,117)
Norwegian Krone	1/2/2020	BAML	(109,060,000)	(12,386,618)	(12,411,093)	(24,475)
Polish Zloty	1/2/2020	BAML	(43,560,000)	(11,451,043)	(11,501,597)	(50,554)
Singapore Dollar	1/2/2020	BAML	(9,750,000)	(7,223,668)	(7,250,958)	(27,290)
South African Rand	1/2/2020	BAML	(461,220,000)	(32,853,449)	(32,983,159)	(129,710)
Swedish Krona	1/2/2020	BAML	(7,330,000)	(779,492)	(783,032)	(3,540)
Turkish Lira New	1/2/2020	BAML	(78,010,000)	(13,110,451)	(13,108,721)	1,730
Australian Dollar	1/3/2020	BAML	(6,210,000)	(4,364,867)	(4,365,322)	(455)
British Pound	1/3/2020	BAML	(22,490,000)	(29,639,846)	(29,793,663)	(153,817)
Euro	1/3/2020	BAML	(29,130,000)	(32,701,921)	(32,698,447)	3,474
Mexican Peso	1/3/2020	BAML	(296,400,000)	(15,699,152)	(15,695,827)	3,325
New Zealand Dollar	1/3/2020	BAML	(52,950,000)	(35,586,488)	(35,722,731)	(136,243)
Norwegian Krone	1/3/2020	BAML	(43,020,000)	(4,897,825)	(4,895,702)	2,123
Polish Zloty	1/3/2020	BAML	(11,950,000)	(3,147,022)	(3,155,282)	(8,260)
Singapore Dollar	1/3/2020	BAML	(5,380,000)	(3,994,304)	(4,001,041)	(6,737)
South African Rand	1/3/2020	BAML	(61,030,000)	(4,332,992)	(4,364,429)	(31,437)
Swedish Krona	1/3/2020	BAML	(225,180,000)	(24,151,254)	(24,054,994)	96,260
Swiss Franc	1/3/2020	BAML	(9,010,000)	(9,300,332)	(9,304,487)	(4,155)
Japanese Yen	1/6/2020	BAML	(7,119,000,000)	(65,026,170)	(65,518,521)	(492,351)
New Zealand Dollar	1/6/2020	BAML	(43,090,000)	(29,020,663)	(29,071,983)	(51,320)
Swiss Franc	1/6/2020	BAML	(21,420,000)	(22,137,704)	(22,124,897)	12,807
Japanese Yen	1/7/2020	BAML	(12,600,000,000)	(115,864,198)	(115,968,636)	(104,438)
Australian Dollar	1/15/2020	BAML	(552,690,000)	(378,455,043)	(388,633,417)	(10,178,374)
Brazilian Real	1/15/2020	BAML	(1,881,100,000)	(447,061,672)	(467,435,442)	(20,373,771)
British Pound	1/15/2020	BAML	(556,960,000)	(731,010,766)	(738,099,164)	(7,088,398)
Canadian Dollar	1/15/2020	BAML	(269,950,000)	(204,616,498)	(208,187,769)	(3,571,271)
Chilean Peso	1/15/2020	BAML	(11,312,000,000)	(14,758,736)	(15,045,718)	(286,982)
Colombian Peso	1/15/2020	BAML	(31,109,000,000)	(8,849,487)	(9,475,926)	(626,439)
Euro	1/15/2020	BAML	(369,560,000)	(411,245,832)	(415,153,860)	(3,908,028)
Indian Rupee	1/15/2020	BAML	(6,158,140,000)	(85,906,125)	(86,166,419)	(260,294)
Israeli Shekel	1/15/2020	BAML	(76,450,000)	(22,035,936)	(22,147,094)	(111,158)
Japanese Yen	1/15/2020	BAML	(104,358,000,000)	(956,196,694)	(960,937,230)	(4,740,536)
Mexican Peso	1/15/2020	BAML	(3,640,420,000)	(185,689,223)	(192,412,248)	(6,723,025)
New Zealand Dollar	1/15/2020	BAML	(757,900,000)	(494,151,658)	(511,409,158)	(17,257,500)
Norwegian Krone	1/15/2020	BAML	(1,572,610,000)	(174,471,313)	(178,973,981)	(4,502,668)
Polish Zloty	1/15/2020	BAML	(315,830,000)	(82,183,480)	(83,395,077)	(1,211,597)
Russian Ruble	1/15/2020	BAML	(44,253,980,000)	(700,179,558)	(711,402,953)	(11,223,395)
Singapore Dollar	1/15/2020	BAML	(54,300,000)	(40,108,097)	(40,385,980)	(277,883)
South African Rand	1/15/2020	BAML	(2,583,110,000)	(177,711,530)	(184,422,296)	(6,710,767)
South Korean Won	1/15/2020	BAML	(116,355,000,000)	(98,433,436)	(100,641,839)	(2,208,403)
Swedish Krona	1/15/2020	BAML	(2,345,210,000)	(246,032,900)	(250,680,226)	(4,647,326)
Swiss Franc	1/15/2020	BAML	(406,590,000)	(409,927,700)	(420,243,323)	(10,315,623)
Turkish Lira New	1/15/2020	BAML	(655,850,000)	(112,409,636)	(109,857,975)	2,551,661
				$(6,620,150,997)	$(6,735,734,454)	$(115,583,460)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	1/15/2020	BAML	370,550,000	(3,740,919,694)	416,265,999	(425,742,739)	$(9,476,746)
Euro	Polish Zloty	1/15/2020	BAML	67,630,000	(290,037,127)	75,973,740	(76,584,456)	(610,718)
Euro	Swedish Krona	1/15/2020	BAML	154,560,000	(1,619,146,542)	173,628,587	(173,071,077)	557,508
Norwegian Krone	Euro	1/15/2020	BAML	2,435,045,861	(240,460,000)	277,125,194	(270,126,359)	6,998,836
Polish Zloty	Euro	1/15/2020	BAML	384,455,303	(89,300,000)	101,515,625	(100,317,241)	1,198,392
Swedish Krona	Euro	1/15/2020	BAML	1,784,139,298	(169,550,000)	190,707,204	(190,467,954)	239,251
						$1,235,216,349	$(1,236,309,826)	$(1,093,477)

Total Unrealized Depreciation								$(33,727,580)

BAML - Bank of America Merrill Lynch

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 6.3%
5,000	iShares 0-5 Year Investment Grade Corporate Bond ETF +	$255,200
14,338	iShares Short-Term Corporate Bond ETF +	768,947
15,890	Vanguard Short-Term Corporate Bond ETF +	1,287,567
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,288,134)	2,311,714

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 82.6%
	ADVERTISING - 0.5%
$165,000	Omnicom Group, Inc.	4.450	8/15/2020	167,244

	AEROSPACE/DEFENSE - 2.5%
350,000	Raytheon Co.	4.400	2/15/2020	350,792
100,000	United Technologies Corp.	4.500	4/15/2020	100,758
450,000	United Technologies Corp.	1.900	5/4/2020	449,812
				901,362
	AIRLINES - 0.7%
250,000	Delta Air Lines, Inc.	2.600	12/4/2020	250,791

	AUTO MANUFACTURERS - 3.7%
250,000	American Honda Finance Corp.	2.000	2/14/2020	249,995
550,000	Ford Motor Credit Co. LLC	2.681	1/9/2020	550,045
300,000	General Motors Financial Co., Inc.	2.650	4/13/2020	300,388
250,000	General Motors Financial Co., Inc.	3.700	11/24/2020	253,011
				1,353,439
	BANKS - 22.7%
250,000	Bank of America Corp.	2.250	4/21/2020	250,248
250,000	Bank of America Corp.	5.625	7/1/2020	254,613
350,000	Bank of Montreal	2.900	3/26/2022	356,966
571,000	Citigroup, Inc.	2.400	2/18/2020	571,248
250,000	Citizens Bank NA	2.250	10/30/2020	250,833
400,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	403,653
250,000	Goldman Sachs Group, Inc.	6.000	6/15/2020	254,433
250,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	252,240
325,000	HSBC USA, Inc.	2.350	3/5/2020	325,184
150,000	HSBC USA, Inc.	2.750	8/7/2020	150,664
350,000	ING Groep NV	3.150	3/29/2022	357,971
250,000	JPMorgan Chase & Co.	2.295	8/15/2021	250,641
500,000	KeyBank NA	2.250	3/16/2020	500,323
250,000	Manufacturers & Traders Trust Co.	2.050	8/17/2020	250,116
300,000	Mitsubishi UFJ Financial Group, Inc.	2.190	9/13/2021	300,970
350,000	Morgan Stanley	5.500	7/24/2020	357,102
200,000	Morgan Stanley	5.750	1/25/2021	207,759
500,000	PNC Financial Services Group, Inc.	5.125	2/8/2020	501,413
100,000	Skandinaviska Enskilda Banken AB	1.875	9/13/2021	99,763
250,000	Societe Generale SA	5.200	4/15/2021	260,075
400,000	State Street Corp.	2.550	8/18/2020	401,641
500,000	Sumitomo Mitsui Financial Group, Inc.	2.442	10/19/2021	504,088
300,000	Truist Bank	3.525	10/26/2021	303,568
250,000	Truist Financial Corp.	2.625	6/29/2020	250,694
325,000	US Bank NA	3.050	7/24/2020	326,693
375,000	Wells Fargo & Co.	2.600	7/22/2020	376,474
				8,319,373
	BEVERAGES - 1.1%
400,000	Pernod Ricard SA	5.750	4/7/2021	418,804

	BIOTECHNOLOGY - 1.4%
493,000	Amgen, Inc.	2.200	5/11/2020	493,455

	COMMERCIAL SERVICES - 0.7%
250,000	Block Financial LLC	4.125	10/1/2020	253,211

	COMPUTERS - 2.9%
450,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	455,164
250,000	International Business Machines Corp.	1.900	1/27/2020	249,993
350,000	International Business Machines Corp.	1.625	5/15/2020	349,913
				1,055,070
	COSMETICS/PERSONAL CARE - 1.3%
330,000	Estee Lauder Cos., Inc.	1.800	2/7/2020	330,027
150,000	Unilever Capital Corp.	2.100	7/30/2020	150,164
				480,191

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 82.6%
	DIVERSIFIED FINANCIAL SERVICES - 5.0%
$250,000	American Express Co.	3.000	2/22/2021	$254,875
205,000	American Express Co.	3.375	5/17/2021	208,967
400,000	Capital One Financial Corp.	3.450	4/30/2021	407,368
650,000	Charles Schwab Corp.	4.450	7/22/2020	660,163
300,000	Intercontinental Exchange, Inc.	2.750	12/1/2020	302,403
				1,833,776
	ELECTRIC - 3.8%
250,000	Berkshire Hathaway Energy Co.	2.375	1/15/2021	251,393
250,000	Duke Energy Carolinas LLC	4.300	6/15/2020	252,587
250,000	Edison International	2.125	4/15/2020	250,158
250,000	Georgia Power Co.	2.000	3/30/2020	249,972
400,000	Southern Co.	2.350	7/1/2021	402,120
				1,406,230
	ELECTRONICS - 1.2%
450,000	Amphenol Corp.	2.200	4/1/2020	450,079

	HAND/MACHINE TOOLS - 0.6%
200,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	204,377

	HEALTHCARE - PRODUCTS - 0.7%
250,000	Baxter International, Inc.	1.700	8/15/2021	249,702

	HEALTHCARE - SERVICES - 4.1%
475,000	Anthem, Inc.	4.350	8/15/2020	481,846
400,000	Cigna Holding Co.	5.125	6/15/2020	405,454
100,000	Laboratory Corp. of America Holdings	3.200	2/1/2022	102,315
500,000	UnitedHealth Group, Inc.	2.700	7/15/2020	502,134
				1,491,749
	INSURANCE - 5.2%
333,000	American International Group, Inc.	3.375	8/15/2020	336,093
250,000	Aon Corp.	5.000	9/30/2020	255,397
250,000	Hartford Financial Services Group, Inc.	5.500	3/30/2020	252,122
387,000	Lincoln National Corp.	6.250	2/15/2020	388,797
400,000	Progressive Corp.	3.750	8/23/2021	412,702
250,000	Prudential Financial, Inc.	5.375	6/21/2020	253,964
				1,899,075
	INTERNET - 0.5%
200,000	eBay, Inc.	2.150	6/5/2020	200,153

	LODGING - 0.7%
250,000	Marriott International, Inc.	3.125	10/15/2021	254,426

	MACHINERY - CONSTRUCTION & MINING - 1.4%
250,000	Caterpillar Financial Services Corp.	2.000	3/5/2020	250,045
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	249,705
				499,750
	MACHINERY - DIVERSIFIED - 2.4%
250,000	John Deere Capital Corp.	3.200	1/10/2022	257,066
350,000	John Deere Capital Corp.	2.950	4/1/2022	358,492
250,000	Xylem, Inc.	4.875	10/1/2021	262,092
				877,650
	MEDIA - 1.0%
175,000	TWDC Enterprises 18 Corp.	1.950	3/4/2020	175,004
200,000	TWDC Enterprises 18 Corp.	1.800	6/5/2020	199,994
				374,998
	MINING - 0.6%
200,000	BHP Billiton Finance USA Ltd.	2.875	2/24/2022	203,953

	MISCELLANEOUS MANUFACTURING - 2.1%
350,000	General Electric Co.	5.550	5/4/2020	353,781
100,000	General Electric Co.	5.300	2/11/2021	103,196
300,000	Textron, Inc.	3.650	3/1/2021	305,535
				762,512

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 82.6%
	PHARMACEUTICALS - 6.5%
$403,000	AbbVie, Inc.	3.375	11/14/2021	$413,528
400,000	Bristol-Myers Squibb Co.	2.875	8/15/2020	402,278
100,000	Cardinal Health, Inc.	4.625	12/15/2020	102,442
250,000	CVS Health Corp.	2.800	7/20/2020	250,735
150,000	CVS Health Corp.	2.125	6/1/2021	150,295
400,000	Express Scripts Holding Co.	2.600	11/30/2020	402,332
300,000	GlaxoSmithKline Capital PLC	3.125	5/14/2021	305,261
350,000	Pfizer, Inc.	5.200	8/12/2020	356,849
				2,383,720
	PIPLELINES - 1.6%
275,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	277,910
300,000	Williams Cos., Inc.	5.250	3/15/2020	301,780
				579,690
	REITS - 1.1%
400,000	American Tower Corp.	3.300	2/15/2021	405,526
				.
	RETAIL - 1.1%
400,000	Target Corp.	3.875	7/15/2020	404,330
				.
	SEMICONDUCTORS - 2.3%
250,000	Applied Materials, Inc.	2.625	10/1/2020	251,396
200,000	Lam Research Corp.	2.800	6/15/2021	202,204
400,000	QUALCOMM, Inc.	2.250	5/20/2020	400,469
				854,069
	SOFTWARE - 1.1%
400,000	Electronic Arts, Inc.	3.700	3/1/2021	407,570
				.
	TRANSPORTATION - 2.1%
250,000	Norfolk Southern Railway Co.	9.750	6/15/2020	258,750
500,000	United Parcel Service of America, Inc.	8.375	4/1/2020	507,848
				766,598

	TOTAL CORPORATE BONDS (Cost - $30,135,731)			30,202,873

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 8.7% *
	CALL OPTIONS PURCHASED - 7.1% *
19	SPDR S&P 500 ETF Trust	Interactive Brokers	$573,800	1/17/2020 - $302.00	39,985
96	SPDR S&P 500 ETF Trust	Interactive Brokers	2,966,400	1/17/2020 - $309.00	134,208
110	SPDR S&P 500 ETF Trust	Interactive Brokers	3,322,000	3/20/2020 - $302.00	256,300
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,530,000	3/20/2020 - $306.00	100,000
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,550,000	3/20/2020 - $310.00	85,900
157	SPDR S&P 500 ETF Trust	Interactive Brokers	4,835,600	6/19/2020 - $308.00	353,564
97	SPDR S&P 500 ETF Trust	Interactive Brokers	3,036,100	6/19/2020 - $313.00	183,815
135	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	9/18/2020 - $300.00	437,130
85	SPDR S&P 500 ETF Trust	Interactive Brokers	2,677,500	9/18/2020 - $315.00	179,265
10	SPDR S&P 500 ETF Trust	Interactive Brokers	290,000	10/16/2020 - $290.00	41,385
6	SPDR S&P 500 ETF Trust	Interactive Brokers	184,200	11/20/2020 - $307.00	17,943
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,176,000	11/20/2020 - $320.00	142,460
57	SPDR S&P 500 ETF Trust	Interactive Brokers	1,755,600	12/18/2020 - $308.00	170,088
13	SPDR S&P 500 ETF Trust	Interactive Brokers	401,700	12/18/2020 - $309.00	37,876
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,016,000	12/18/2020 - $315.00	154,752
13	SPDR S&P 500 ETF Trust	Interactive Brokers	412,100	12/18/2020 - $317.00	29,835
103	SPDR S&P 500 ETF Trust	Interactive Brokers	3,296,000	1/15/2021 - $320.00	228,145
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,811,314)				2,592,651

	PUT OPTIONS PURCHASED - 1.6% *
115	SPDR S&P 500 ETF Trust	Interactive Brokers	3,427,000	1/17/2020 - $298.00	3,450
100	SPDR S&P 500 ETF Trust	Interactive Brokers	2,800,000	3/20/2020 - $280.00	12,000
55	SPDR S&P 500 ETF Trust	Interactive Brokers	1,567,500	3/20/2020 - $285.00	8,745
55	SPDR S&P 500 ETF Trust	Interactive Brokers	1,622,500	3/20/2020 - $295.00	12,760
163	SPDR S&P 500 ETF Trust	Interactive Brokers	4,580,300	6/19/2020 - $281.00	67,156
91	SPDR S&P 500 ETF Trust	Interactive Brokers	2,639,000	6/19/2020 - $290.00	45,591
70	SPDR S&P 500 ETF Trust	Interactive Brokers	1,925,000	9/18/2020 - $275.00	40,460
100	SPDR S&P 500 ETF Trust	Interactive Brokers	2,850,000	9/18/2020 - $285.00	73,900
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,440,000	9/18/2020 - $288.00	40,000
10	SPDR S&P 500 ETF Trust	Interactive Brokers	275,000	10/16/2020 - $275.00	5,960
6	SPDR S&P 500 ETF Trust	Interactive Brokers	162,000	11/20/2020 - $270.00	3,723
68	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	11/20/2020 - $285.00	60,520

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2019

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 8.7% * (Continued)
	PUT OPTIONS PURCHASED - 1.6% * (Continued)
64	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,766,400	12/18/2020 - $276.00	$50,240
13	SPDR S&P 500 ETF Trust	Interactive Brokers	364,000	12/18/2020 - $280.00	11,167
70	SPDR S&P 500 ETF Trust	Interactive Brokers	1,967,000	12/18/2020 - $281.00	60,445
90	SPDR S&P 500 ETF Trust	Interactive Brokers	2,520,000	1/15/2021 - $280.00	85,050
13	SPDR S&P 500 ETF Trust	Interactive Brokers	365,300	1/15/2021 - $281.00	12,402
	TOTAL PUT OPTIONS PURCHASED (Cost - $702,242)				593,569

	TOTAL OPTIONS PURCHASED (Cost - $2,513,556)				3,186,220

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 4.0%
$300,000	United States Treasury Note +	1.375	3/31/2020	299,807
400,000	United States Treasury Note +	1.500	4/15/2020	399,898
500,000	United States Treasury Note +	1.500	5/31/2020	499,744
250,000	United States Treasury Note +	1.375	8/31/2020	249,595
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,444,861)			1,449,044

	TOTAL INVESTMENTS - 101.6% (Cost - $36,382,282)			$37,149,851
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(571,699)
	NET ASSETS - 100.0%			$36,578,152

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (4.3)% *
	CALL OPTIONS WRITTEN - (1.2)% *
62	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,965,400	1/17/2020 - $317.00	$44,082
53	SPDR S&P 500 ETF Trust	Interactive Brokers	1,706,600	1/17/2020 - $322.00	17,861
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,310,000	3/20/2020 - $330.00	28,700
69	SPDR S&P 500 ETF Trust	Interactive Brokers	2,311,500	3/20/2020 - $335.00	15,387
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,360,000	3/20/2020 - $340.00	4,480
31	SPDR S&P 500 ETF Trust	Interactive Brokers	1,069,500	3/20/2020 - $345.00	1,736
65	SPDR S&P 500 ETF Trust	Interactive Brokers	2,177,500	6/19/2020 - $335.00	38,350
110	SPDR S&P 500 ETF Trust	Interactive Brokers	3,740,000	6/19/2020 - $340.00	43,340
79	SPDR S&P 500 ETF Trust	Interactive Brokers	2,725,500	6/19/2020 - $345.00	19,671
220	SPDR S&P 500 ETF Trust	Interactive Brokers	7,700,000	9/18/2020 - $350.00	78,870
10	SPDR S&P 500 ETF Trust	Interactive Brokers	320,000	10/16/2020 - $320.00	19,110
6	SPDR S&P 500 ETF Trust	Interactive Brokers	207,000	11/20/2020 - $345.00	4,437
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,414,000	11/20/2020 - $355.00	27,812
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,278,400	12/18/2020 - $356.00	28,128
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,971,400	12/18/2020 - $358.00	32,370
13	SPDR S&P 500 ETF Trust	Interactive Brokers	468,000	1/15/2021 - $360.00	4,797
90	SPDR S&P 500 ETF Trust	Interactive Brokers	3,276,000	1/15/2021 - $364.00	27,675
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $285,626)				436,806

	PUT OPTIONS WRITTEN - (3.1)% *
19	SPDR S&P 500 ETF Trust	Interactive Brokers	573,800	1/17/2020 - $302.00	798
96	SPDR S&P 500 ETF Trust	Interactive Brokers	2,966,400	1/17/2020 - $309.00	6,624
110	SPDR S&P 500 ETF Trust	Interactive Brokers	3,322,000	3/20/2020 - $302.00	35,970
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,530,000	3/20/2020 - $306.00	19,550
50	SPDR S&P 500 ETF Trust	Interactive Brokers	1,550,000	3/20/2020 - $310.00	22,300
157	SPDR S&P 500 ETF Trust	Interactive Brokers	4,835,600	6/19/2020 - $308.00	129,368
97	SPDR S&P 500 ETF Trust	Interactive Brokers	3,036,100	6/19/2020 - $313.00	94,478
135	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	9/18/2020 - $300.00	133,380
85	SPDR S&P 500 ETF Trust	Interactive Brokers	2,677,500	9/18/2020 - $315.00	120,870
10	SPDR S&P 500 ETF Trust	Interactive Brokers	290,000	10/16/2020 - $290.00	8,770
6	SPDR S&P 500 ETF Trust	Interactive Brokers	184,200	11/20/2020 - $307.00	8,208
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,176,000	11/20/2020 - $320.00	122,060
57	SPDR S&P 500 ETF Trust	Interactive Brokers	1,755,600	12/18/2020 - $308.00	84,331
13	SPDR S&P 500 ETF Trust	Interactive Brokers	401,700	12/18/2020 - $309.00	19,598
64	SPDR S&P 500 ETF Trust	Interactive Brokers	2,016,000	12/18/2020 - $315.00	107,936
13	SPDR S&P 500 ETF Trust	Interactive Brokers	412,100	12/18/2020 - $317.00	22,756
103	SPDR S&P 500 ETF Trust	Interactive Brokers	3,296,000	1/15/2021 - $320.00	201,262
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,741,484)				1,138,259

	TOTAL OPTIONS WRITTEN (Premiums Received - $2,027,110)				$1,575,065

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying ETF.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2019

	Catalyst Hedged		Catalyst
	Commodity	Catalyst/Warrington	Systematic Alpha
	Strategy Fund	Strategic	Fund
	(Consolidated)	Program Fund	(Consolidated)
ASSETS:
Investments in Unaffiliated securities, at cost	$72,961,309	$222,268,084	$2,678
Investments in Affiliated securities, at cost	—	26,762,902	2,122,146
Total Securities at Cost	$72,961,309	$249,030,986	$2,124,824

Investments in Unaffiliated securities, at value	$73,739,377	$233,336,885	$2,678
Investments in Affiliated securities, at value	—	28,642,420	2,135,483
Total Securities at Value	$73,739,377	$261,979,305	$2,138,161
Cash	—	26,494,000	409,146
Deposits with Broker	894,327	28,635,577	—
Dividends and interest receivable	70,932	495,759	199
Receivable for Fund shares sold	41,054	61,151	—
Unrealized appreciation - on swap contracts	—	—	374,517
Receivable for securities sold	—	2,132,000	—
Due from Manager	—	—	8,915
Futures unrealized appreciation	86,400	—	—
Prepaid expenses and other assets	29,479	623,649	9,517
Total Assets	74,861,569	320,421,441	2,940,455

LIABILITIES:

Options written, at value (premiums received $26,847,343, $50,842,676, $0)	27,795,973	60,868,750	—
Payable for securities purchased	169,623	—	—
Management fees payable	62,164	431,113	—
Accrued 12b-1 fees	5,636	77,389	771
Payable to related parties	6,198	6,905	453
Payable for Fund shares redeemed	3,992	5,227,524	—
Trustee fee payable	2,497	2,477	2,584
Futures unrealized depreciation	783,139	—	—
Compliance officer fees payable	48	565	—
Accrued expenses and other liabilities	28,110	160,548	14,690
Total Liabilities	28,857,380	66,775,271	18,498

Net Assets	$46,004,189	$253,646,170	$2,921,957

NET ASSETS CONSIST OF:
Paid in capital	$44,122,205	$1,275,806,710	$2,711,936
Accumulated earnings (losses)	1,881,984	(1,022,160,540)	210,021
Net Assets	$46,004,189	$253,646,170	$2,921,957

Class A
Net Assets	$6,849,718	$46,999,786	$187,803
Shares of beneficial interest outstanding (a)	600,698	6,309,873	18,925
Net asset value per share (Net assets/shares outstanding)	$11.40	$7.45	$9.92
Maximum offering price per share (b)	$12.10	$7.90	$10.53
Minimum redemption price per share (c)	$11.29	$7.38	$9.82

Class C
Net Assets	$6,896,275	$42,071,128	$230,938
Shares of beneficial interest outstanding (a)	617,382	5,938,235	24,022
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$11.17	$7.08	$9.61

Class I
Net Assets	$32,258,196	$164,575,256	$2,503,216
Shares of beneficial interest outstanding (a)	2,825,708	21,742,038	256,111
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$11.42	$7.57	$9.77

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2019

	Catalyst		Catalyst/Millburn
	Multi Strategy	Catalyst/	Hedge Strategy	Catalyst/
	Fund	Exceed Defined	Fund	Exceed Defined
	(Consolidated)	Risk Fund	(Consolidated)	Shield Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$2,665,225	$16,276,301	$3,988,471,232	$36,382,282
Investments in Affiliated securities, at cost	504,000	—	—	—
Total Securities at Cost	$3,169,225	$16,276,301	$3,988,471,232	$36,382,282

Investments in Unaffiliated securities, at value	$2,730,155	$16,642,784	$4,371,569,336	$37,149,851
Investments in Affiliated securities, at value	507,007	—	—	—
Total Securities at Value	$3,237,162	$16,642,784	$4,371,569,336	$37,149,851
Cash	819,514	552,341	750,281,905	1,354,288
Receivable for securities sold	—	—	26,384,272	40,493
Futures unrealized appreciation	11,357	—	42,906,455	—
Due from Manager	6,133	—	—	—
Deposits with Broker	186,435	251,232	262,494,238	139,726
Dividends and interest receivable	21,416	118,695	8,041,893	288,053
Receivable for Fund shares sold	7,487	29,876	10,113,103	20,503
Unrealized appreciation on forward currency exchange contracts	—	—	96,425,692	—
Prepaid expenses and other assets	20,234	15,947	189,269	31,364
Total Assets	4,309,738	17,610,875	5,568,406,163	39,024,278

LIABILITIES:
Options written, at value (premiums received $0, $785,670, $0, $2,027,110)	—	857,583	—	1,575,065
Management fees payable	—	5,141	7,855,091	21,190
Accrued 12b-1 fees	594	3,276	537,114	10,044
Futures unrealized depreciation	14,294	—	8,379,055	—
Payable for securities purchased	—	—	11,251,021	801,838
Payable for Fund shares redeemed	—	11,396	5,442,804	13,252
Unrealized depreciation on forward currency exchange contracts	—	—	130,153,272	—
Payable to related parties	4,933	1,835	358,847	4,433
Trustee fee payable	2,602	2,562	2,529	2,433
Compliance officer fees payable	—	288	—	88
Accrued expenses and other liabilities	14,413	14,005	1,057,008	17,783
Total Liabilities	36,836	896,086	165,036,741	2,446,126

Net Assets	$4,272,902	$16,714,789	$5,403,369,422	$36,578,152

NET ASSETS CONSIST OF:
Paid in capital	$4,553,182	$16,225,160	$5,099,163,225	$35,579,931
Accumulated earnings (losses)	(280,280)	489,629	304,206,197	998,221
Net Assets	$4,272,902	$16,714,789	$5,403,369,422	$36,578,152

Class A
Net Assets	$75,240	$2,521,922	$462,478,147	$17,891,101
Shares of beneficial interest outstanding (a)	4,734	233,690	14,302,402	1,809,733
Net asset value per share (Net assets/shares outstanding)	$14.31	$10.79	$32.34	$9.89
Maximum offering price per share (b)	$15.18	$11.45	$34.31	$10.49
Minimum redemption price per share (c)	$14.17	$10.68	$32.02	$9.79

Class C
Net Assets	$126,552	$1,525,133	$443,282,256	$2,116,120
Shares of beneficial interest outstanding (a)	9,063	148,110	13,938,687	216,863
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$13.96	$10.30	$31.80	$9.76

Class I
Net Assets	$4,071,110	$12,667,734	$4,497,609,019	$16,570,931
Shares of beneficial interest outstanding (a)	284,654	1,166,397	138,506,189	1,667,847
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$14.33	$10.86	$32.47	$9.94

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended December 31, 2019

	Catalyst Hedged		Catalyst
	Commodity	Catalyst/Warrington	Systematic Alpha
	Strategy Fund	Strategic Program	Fund
	(Consolidated)	Fund	(Consolidated)
Investment Income:
Dividend income	$—	$—	$—
Interest income	447,973	2,816,641	1,206
Interest income - affiliated investments	—	—	47,283
Total Investment Income	447,973	2,816,641	48,489

Operating Expenses:
Investment management fees	426,255	3,221,485	20,837
12b-1 Fees:
Class A	11,386	85,659	175
Class C	36,816	283,512	1,211
Networking fees	20,835	171,525	1,744
Registration fees	25,263	33,057	7,473
Administration fees	9,907	55,474	7,318
Management services fees	8,207	45,416	2,844
Legal fees	6,892	345,134	7,977
Audit fees	7,435	6,175	7,940
Transfer Agent fees	10,939	40,489	662
Trustees’ fees	5,839	5,753	5,820
Printing expense	5,544	49,143	407
Compliance officer fees	3,370	8,079	2,781
Custody fees	3,011	6,864	1,765
Insurance expense	1,058	11,111	46
Miscellaneous expense	1,058	1,058	1,253
Total Operating Expenses	583,815	4,369,934	70,253
Less: Fees waived/expenses reimbursed by Manager	(43,774)	—	(43,580)
Net Operating Expenses	540,041	4,369,934	26,673

Net Investment Income (Loss)	(92,068)	(1,553,293)	21,816

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(925)	—	—
Affiliated investments	—	971,624	6,345
Options purchased	(27,049,875)	(82,975,334)	—
Options written	32,630,331	70,783,275	—
Futures	(2,324,295)	(3,464,700)	—
Swaps	—	—	34,978
Long Term Capital Gains from underlying investment companies	—	—	—
Net realized gain (loss)	3,255,236	(14,685,135)	41,323

Net change in unrealized appreciation (depreciation) on:
Investments	(16,693)	(21,309)	—
Affiliated investments	—	(820,791)	11,423
Options purchased	11,622,775	7,448,502	—
Options written	(12,076,144)	(7,801,699)	—
Futures	(696,739)	—	—
Swaps	—	—	186,959
Net change in unrealized appreciation (depreciation)	(1,166,801)	(1,195,297)	198,382

Net Realized and Unrealized Gain (Loss) on Investments	2,088,435	(15,880,432)	239,705

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,996,367	$(17,433,725)	$261,521

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2019

	Catalyst		Catalyst/Millburn
	Multi Strategy	Catalyst/	Hedge Strategy	Catalyst/
	Fund	Exceed Defined	Fund	Exceed Defined
	(Consolidated)	Risk Fund	(Consolidated)	Shield Fund
Investment Income:
Dividend Income	$55,330	$22,577	$26,612,237	$36,086
Dividend Income - affiliated securities	7,390	—	—
Interest Income	24,321	151,140	25,506,267	380,401
Total Investment Income	87,041	173,717	52,118,504	416,487

Operating Expenses:
Investment management fees	39,110	87,296	44,607,727	204,580
12b-1 Fees:
Class A	124	3,140	545,928	20,546
Class C	736	6,509	2,088,561	9,141
Legal fees	10,629	6,763	11,077	9,204
Registration fees	10,944	12,202	88,876	20,654
Administration fees	6,379	10,683	655,500	12,772
Audit fees	7,435	6,679	11,825	6,838
Trustees’ fees	5,762	5,762	5,753	5,859
Compliance officer fees	5,260	4,444	68,120	4,434
Management services fees	3,044	4,148	596,480	6,334
Printing expense	2,456	2,443	305,217	5,206
Networking fees	2,269	8,734	2,415,103	8,867
Custody fees	1,659	3,838	115,475	2,265
Transfer Agent fees	170	2,396	171,087	7,571
Insurance expense	101	257	80,795	2,257
Interest expense	—	4,844	—	10,870
Miscellaneous expense	1,058	1,059	13,212	1,272
Total Operating Expenses	97,136	171,197	51,780,736	338,670
Less: Fees waived/expenses reimbursed by Manager	(51,140)	(65,124)	—	(96,354)
Net Operating Expenses	45,996	106,073	51,780,736	242,316

Net Investment Income	41,045	67,644	337,768	174,171

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	6,760	69,845	12,985,885	140,076
Options purchased	—	622,967	—	(292,590)
Options written	—	99,873	—	1,230,563
Futures	(66,653)	—	197,174,858	—
Foreign currency transactions	(1,242)	—	(43,521,745)	—
Net realized gain (loss)	(61,135)	792,685	166,638,998	1,078,049

Net change in unrealized appreciation (depreciation) on:
Investments	67,937	7,162	135,382,788	1,143
Options purchased	—	162,661	—	879,049
Options written	—	(190,519)	—	(147,868)
Futures	(39,424)	—	16,133,377	—
Foreign currency translations	(500)	—	(15,142,668)	—

Net change in unrealized appreciation (depreciation)	28,013	(20,696)	136,373,497	732,324

Net Realized and Unrealized Gain (Loss) on Investments	(33,122)	771,989	303,012,495	1,810,373

Net Increase in Net Assets Resulting From Operations	$7,923	$839,633	$303,350,263	$1,984,544

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Hedged Commodity Strategy Fund		Catalyst/Warrington Strategic Program Fund
	(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment loss	$(92,068)	$(217,572)	$(1,553,293)	$(6,779,478)
Net realized gain (loss) on investments	3,255,236	(9,234,890)	(14,685,135)	110,276
Net change in unrealized appreciation (depreciation) on investments	(1,166,801)	9,485,582	(1,195,297)	(11,852,745)
Net increase (decrease) in net assets resulting from operations	1,996,367	33,120	(17,433,725)	(18,521,947)

Distributions to Shareholders from:
Total Distributions
Class A	—	(41,435)	—	—
Class C	—	—	—	—
Class I	—	(292,885)	—	—
Total distributions to shareholders	—	(334,320)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	559,004	1,180,743	1,417,521	15,662,401
Class C	485,850	1,762,808	116,149	2,952,276
Class I	7,245,386	16,057,302	20,489,524	113,644,948
Reinvestment of distributions
Class A	—	38,620	—	—
Class C	—	—	—	—
Class I	—	250,833	—	—
Cost of shares redeemed
Class A	(5,062,888)	(15,130,135)	(33,353,549)	(95,335,770)
Class C	(1,181,325)	(4,956,827)	(20,547,771)	(41,439,870)
Class I	(8,175,335)	(35,814,050)	(127,196,887)	(361,865,525)
Net decrease in net assets from share transactions of beneficial interest	(6,129,308)	(36,610,706)	(159,075,013)	(366,381,540)

Total Decrease in Net Assets	(4,132,941)	(36,911,906)	(176,508,738)	(384,903,487)

Net Assets:
Beginning of year/period	50,137,130	87,049,036	430,154,908	815,058,395
End of year/period	$46,004,189	$50,137,130	$253,646,170	$430,154,908

Share Activity:
Class A
Shares Sold	49,776	109,202	181,167	1,960,385
Shares Reinvested	—	3,637	—	—
Shares Redeemed	(447,900)	(1,425,667)	(4,313,908)	(12,018,893)
Net decrease in shares of Beneficial interest	(398,124)	(1,312,828)	(4,132,741)	(10,058,508)

Class C
Shares Sold	43,939	166,501	15,615	384,814
Shares Reinvested	—	—	—	—
Shares Redeemed	(107,021)	(474,421)	(2,791,567)	(5,444,918)
Net decrease in shares of Beneficial interest	(63,082)	(307,920)	(2,775,952)	(5,060,104)

Class I
Shares Sold	642,085	1,473,290	2,583,359	14,089,042
Shares Reinvested	—	23,663	—	—
Shares Redeemed	(730,081)	(3,375,917)	(16,263,245)	(45,106,029)
Net decrease in shares of Beneficial interest	(87,996)	(1,878,964)	(13,679,886)	(31,016,987)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Systematic Alpha Fund		Catalyst Multi Strategy Fund
	(Consolidated)		(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$21,816	$49,378	$41,045	$(81)
Net realized gain (loss) on investments	41,323	(609,971)	(61,135)	59,643
Net change in unrealized appreciation (depreciation) on investments	198,382	523,615	28,013	20,243
Net increase (decrease) in net assets resulting from operations	261,521	(36,978)	7,923	79,805

Distributions to Shareholders from:
Total Distributions
Class A	(2,380)	(40)	(2,509)	—
Class C	(1,205)	(1,157)	(3,670)	—
Class I	(39,615)	(32,595)	(172,746)	—
Total distributions to shareholders	(43,200)	(33,792)	(178,925)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	95,970	72,853	7,712	42,592
Class C	15,885	87,934	—	935
Class I	854,160	690,035	995,337	1,430,556
Reinvestment of distributions
Class A	2,380	40	2,321	—
Class C	1,205	1,158	3,670	—
Class I	20,291	19,382	128,518	—
Cost of shares redeemed
Class A	(64,665)	(2,096,418)	(87,063)	(149,756)
Class C	(74,001)	(92,880)	(38,108)	(143,727)
Class I	(763,043)	(1,258,216)	(980,789)	(2,743,582)
Net increase (decrease) in net assets from share transactions of beneficial interest	88,182	(2,576,112)	31,598	(1,562,982)

Total Increase (Decrease) in Net Assets	306,503	(2,646,882)	(139,404)	(1,483,177)

Net Assets:
Beginning of year/period	2,615,454	5,262,336	4,412,306	5,895,483
End of year/period	$2,921,957	$2,615,454	$4,272,902	$4,412,306

Share Activity:
Class A
Shares Sold	10,240	8,362	522	2,904
Shares Reinvested	241	5	163	—
Shares Redeemed	(6,827)	(234,613)	(5,943)	(10,209)
Net increase (decrease) in shares of Beneficial interest	3,654	(226,246)	(5,258)	(7,305)

Class C
Shares Sold	1,755	10,638	—	65
Shares Reinvested	126	153	265	—
Shares Redeemed	(8,249)	(11,230)	(2,673)	(10,073)
Net increase (decrease) in shares of Beneficial interest	(6,368)	(439)	(2,408)	(10,008)

Class I
Shares Sold	91,329	78,429	67,645	97,340
Shares Reinvested	2,090	2,527	9,038	—
Shares Redeemed	(81,046)	(155,739)	(66,836)	(186,838)
Net increase (decrease) in shares of Beneficial interest	12,373	(74,783)	9,847	(89,498)

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Exceed Defined Risk Fund		Catalyst/Millburn Hedge Strategy Fund
			(Consolidated)

	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019	December 31, 2019	June 30, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$67,644	$126,344	$337,768	$324,992
Net realized gain (loss) on investments	792,685	699,440	166,638,998	323,712,640
Net change in unrealized appreciation (depreciation) on investments	(20,696)	154,005	136,373,497	(67,090,053)
Net increase in net assets resulting from operations	839,633	979,789	303,350,263	256,947,579

Distributions to Shareholders from:
Total Distributions
Class A	(131,874)	(6,333)	(21,811,968)	(11,023,403)
Class C	(73,971)	(983)	(18,314,462)	(8,679,857)
Class I	(696,302)	(52,671)	(221,022,654)	(109,885,631)

Total distributions to shareholders	(902,147)	(59,987)	(261,149,084)	(129,588,891)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	397,005	956,326	86,511,105	164,057,509
Class C	365,850	598,315	55,617,013	116,645,987
Class I	7,951,239	11,258,017	836,467,268	1,958,296,390
Reinvestment of distributions
Class A	116,664	5,863	16,611,467	8,891,616
Class C	56,340	965	17,458,427	8,253,857
Class I	406,771	27,020	168,891,068	82,153,824
Cost of shares redeemed
Class A	(425,447)	(1,202,418)	(69,319,549)	(148,588,782)
Class C	(76,140)	(626,942)	(43,015,790)	(82,980,597)
Class I	(4,223,264)	(13,198,649)	(637,878,452)	(1,374,811,755)
Net increase (decrease) in net assets from share transactions of beneficial interest	4,569,018	(2,181,503)	431,342,557	731,918,049

Total Increase (Decrease) in Net Assets	4,506,504	(1,261,701)	473,543,736	859,276,737

Net Assets:
Beginning of year/period	12,208,285	13,469,986	4,929,825,686	4,070,548,949
End of year/period	$16,714,789	$12,208,285	$5,403,369,422	$4,929,825,686

Share Activity:
Class A
Shares Sold	36,891	95,280	2,690,833	5,205,804
Shares Reinvested	10,903	602	524,517	295,599
Shares Redeemed	(39,181)	(118,318)	(2,165,648)	(4,735,798)
Net increase (decrease) in shares of Beneficial interest	8,613	(22,436)	1,049,702	765,605

Class C
Shares Sold	34,881	61,587	1,765,438	3,767,797
Shares Reinvested	5,518	103	560,283	278,564
Shares Redeemed	(7,323)	(63,857)	(1,370,733)	(2,691,287)
Net increase (decrease) in shares of Beneficial interest	33,076	(2,167)	954,988	1,355,074

Class I
Shares Sold	717,967	1,091,675	25,965,803	62,082,648
Shares Reinvested	37,769	2,757	5,311,040	2,721,227
Shares Redeemed	(385,777)	(1,263,080)	(19,872,749)	(43,976,459)
Net increase (decrease) in shares of Beneficial interest	369,959	(168,648)	11,404,094	20,827,416

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Exceed Defined Shield Fund
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
	(Unaudited)
Operations:
Net investment income	$174,171	$300,976
Net realized gain on investments	1,078,049	1,311,856
Net change in unrealized appreciation (depreciation) on investments	732,324	(56,478)
Net increase in net assets resulting from operations	1,984,544	1,556,354

Distributions to Shareholders from:
Total Distributions
Class A	(982,235)	(1,323,247)
Class C	(108,666)	(108,448)
Class I	(933,813)	(1,016,817)

Total distributions to shareholders	(2,024,714)	(2,448,512)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	3,796,707	5,608,163
Class C	881,710	908,358
Class I	3,468,492	6,142,679
Reinvestment of distributions
Class A	873,539	1,182,934
Class C	108,624	108,448
Class I	751,837	745,616
Cost of shares redeemed
Class A	(2,823,359)	(6,499,665)
Class C	(409,044)	(199,597)
Class I	(1,242,774)	(6,839,822)
Net increase in net assets from share transactions of beneficial interest	5,405,732	1,157,114

Total Increase in Net Assets	5,365,562	264,956

Net Assets:
Beginning of year/period	31,212,590	30,947,634
End of year/period	$36,578,152	$31,212,590

Share Activity:
Class A
Shares Sold	379,752	573,745
Shares Reinvested	89,228	131,291
Shares Redeemed	(284,860)	(663,289)
Net increase in shares of Beneficial interest	184,120	41,747

Class C
Shares Sold	89,407	91,438
Shares Reinvested	11,245	12,158
Shares Redeemed	(40,947)	(21,774)
Net increase in shares of Beneficial interest	59,705	81,822

Class I
Shares Sold	342,537	639,711
Shares Reinvested	76,484	82,389
Shares Redeemed	(123,450)	(687,483)
Net increase in shares of Beneficial interest	295,571	34,617

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.95		$10.75		$10.96	$10.90	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.05)		(0.13)	(0.17)	(0.14)
Net realized and unrealized gain on investments	0.47		0.29		0.08	0.35	1.04
Total from investment operations	0.45		0.24		(0.05)	0.18	0.90
LESS DISTRIBUTIONS:
From net investment income	—		(0.04)		(0.16)	(0.11)	—
From net realized gains on investments	—		—		—	(0.01)	—
Total distributions	—		(0.04)		(0.16)	(0.12)	—
Net asset value, end of year/period	$11.40		$10.95		$10.75	$10.96	$10.90
Total return (C)	4.11	% (D,E)	2.20	%(D)	(0.48)%	1.73%	9.00	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,850		$10,932		$24,855	$39,938	$9,107
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.45	% (F)	2.40%		2.33%	2.24%	3.51	% (F)
Expenses, net waiver and reimbursement (G)	2.27	% (F)	2.26%		2.24%	2.24%	2.24	% (F)
Net investment loss, before waiver and reimbursement (G,H)	(0.62	)% (F)	(0.55)%		(1.26)%	(1.62)%	(3.02	)% (F)
Net investment loss, net waiver and reimbursement (G,H)	(0.44	)% (F)	(0.41)%		(1.17)%	(1.62)%	(1.81	)% (F)
Portfolio turnover rate	0	% (E)	0%		0%	19%	194	% (E)

	Class C
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.76		$10.61		$10.86	$10.84	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)		(0.12)		(0.21)	(0.25)	(0.20)
Net realized and unrealized gain on investments	0.48		0.27		0.07	0.36	1.04
Total from investment operations	0.41		0.15		(0.14)	0.11	0.84
LESS DISTRIBUTIONS:
From net investment income	—		—		(0.11)	(0.08)	—
From net realized gains on investments	—		—		—	(0.01)	—
Total distributions	—		—		(0.11)	(0.09)	—
Net asset value, end of year/period	$11.17		$10.76		$10.61	$10.86	$10.84
Total return (C)	3.81	% (E)	1.41%		(1.31)%	1.10%	8.40	% (E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$6,896		$7,322		$10,487	$13,504	$2,547
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	3.20	% (F)	3.15%		3.08%	2.99%	4.26	% (F)
Expenses, net waiver and reimbursement (G)	3.02	% (F)	3.01%		2.99%	2.99%	2.99	% (F)
Net investment loss, before waiver and reimbursement (G,H)	(1.36	)% (F)	(1.30)%		(2.00)%	(2.35)%	(3.79	)% (F)
Net investment loss, net waiver and reimbursement (G,H)	(1.18	)% (F)	(1.16)%		(1.91)%	(2.35)%	(2.60	)% (F)
Portfolio turnover rate	0	% (E)	0%		0%	19%	194	% (E)

(A)	The Catalyst Hedged Commodity Strategy Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$10.94		$10.79	$11.00	$10.92	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.01)		(0.02)	(0.10)	(0.15)	(0.12)
Net realized and unrealized gain on investments	0.49		0.28	0.08	0.36	1.04
Total from investment operations	0.48		0.26	(0.02)	0.21	0.92
LESS DISTRIBUTIONS:
From net investment income	—		(0.11)	(0.19)	(0.12)	—
From net realized gains on investments	—		—	—	(0.01)	—
Total distributions	—		(0.11)	(0.19)	(0.13)	—
Net asset value, end of year/period	$11.42		$10.94	$10.79	$11.00	$10.92
Total return (C)	4.39	% (D)	2.40%	(0.22)%	2.00%	9.20	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$32,258		$31,882	$51,708	$60,447	$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.20	% (E)	2.15%	2.08%	1.99%	3.26	% (E)
Expenses, net waiver and reimbursement (F)	2.02	% (E)	2.01%	1.99%	1.99%	1.99	% (E)
Net investment loss, before waiver and reimbursement (F,G)	(0.36	)% (E)	(0.30)%	(0.99)%	(1.36)%	(2.92	)% (E)
Net investment loss, net waiver and reimbursement (F,G)	(0.18	)% (E)	(0.16)%	(0.90)%	(1.36)%	(1.58	)% (E)
Portfolio turnover rate	0	% (D)	0%	0%	19%	194	% (D)

(A)	The Catalyst Hedged Commodity Strategy Fund Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Formerly, Catalyst Hedged Futures Strategy Fund)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$7.86		$8.07		$8.61	$11.41	$10.86	$10.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.09)		(0.11)	(0.16)	(0.20)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.38)		(0.12)		(0.43)	(1.56)	0.89	0.42
Total from investment operations	(0.41)		(0.21)		(0.54)	(1.72)	0.69	0.19
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—	(1.08)	(0.14)	(0.10)
Total distributions	—		—		—	(1.08)	(0.14)	(0.10)
Net asset value, end of year/period	$7.45		$7.86		$8.07	$8.61	$11.41	$10.86
Total return (B)	(5.22	)% (G)	(2.60)%		(6.27)%	(16.39)%	6.39%	1.83	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$47,000		$82,099		$165,433	$634,388	$1,096,675	$392,282
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (D,E)	2.43	% (H)	2.33%		2.26%	2.20%	2.17%	2.19%
Ratio of net investment loss to average net assets (D,F)	(0.88	)% (H)	(1.15)%		(1.28)%	(1.51)%	(1.80)%	(2.12)%
Portfolio turnover rate	0	% (G)	0%		0%	54%	177%	0%

	Class C
	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019		June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$7.51		$7.76		$8.35	$11.17	$10.71	$10.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.06)		(0.14)		(0.16)	(0.23)	(0.28)	(0.30)
Net realized and unrealized gain (loss) on investments	(0.37)		(0.11)		(0.43)	(1.51)	0.88	0.41
Total from investment operations	(0.43)		(0.25)		(0.59)	(1.74)	0.60	0.11
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—		—	(1.08)	(0.14)	(0.10)
Total distributions	—		—		—	(1.08)	(0.14)	(0.10)
Net asset value, end of year/period	$7.08		$7.51		$7.76	$8.35	$11.17	$10.71
Total return (B)	(5.73	)% (C,G)	(3.22	)% (C)	(7.07)%	(17.02)%	5.63%	1.09	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$42,071		$65,411		$106,913	$270,360	$323,055	$103,602
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (D,E)	3.19	% (H)	3.08%		3.02%	2.95%	2.92%	2.94%
Ratio of net investment loss to average net assets (D,F)	(1.66	)% (H)	(1.89)%		(2.04)%	(2.25)%	(2.55)%	(2.87)%
Portfolio turnover rate	0	% (G)	0%		0%	54%	177%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio of expenses to average net assets (excluding interest expense).

Class A	2.43	% (H)	2.27%	2.24%	2.16%

Class C	3.19	% (H)	3.02%	3.00%	2.91%

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Warrington Strategic Program Fund (Formerly, Catalyst Hedged Futures Strategy Fund) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$7.98		$8.17	$8.70	$11.48	$10.90	$10.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.07)	(0.09)	(0.13)	(0.17)	(0.20)
Net realized and unrealized gain (loss) on investments	(0.38)		(0.12)	(0.44)	(1.57)	0.89	0.42
Total from investment operations	(0.41)		(0.19)	(0.53)	(1.70)	0.72	0.22
LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	—	(1.08)	(0.14)	(0.10)
Total distributions	—		—	—	(1.08)	(0.14)	(0.10)
Net asset value, end of year/period	$7.57		$7.98	$8.17	$8.70	$11.48	$10.90
Total return (B)	(5.14	)% (G)	(2.33)%	(6.09)%	(16.17)%	6.64%	2.11	% (C)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$164,575		$282,645	$542,712	$1,523,114	$1,898,708	$579,682
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (D,E)	2.18	% (H)	2.08%	2.02%	1.95%	1.92%	1.94%
Ratio of net investment loss to average net assets (D,F)	(0.65	)% (H)	(0.91)%	(1.03)%	(1.25)%	(1.54)%	(1.87)%
Portfolio turnover rate	0	% (G)	0%	0%	54%	177%	0%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Ratio of expenses to average net assets (excluding dividend and interest expense).

2.18	% (H)	2.02%	2.00%	1.91%

(F)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016		June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.18		$8.93		$9.45		$9.84		$9.65		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.15		0.02		0.07		0.04		0.15
Net realized and unrealized gain (loss) on investments	0.81		0.10	(C)	(0.54)		(0.45	) (C)	0.25		(0.45)
Total from investment operations	0.88		0.25		(0.52)		(0.38)		0.29		(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.00	) (D)	—		(0.01)		(0.07)		(0.05)
From net realized gains on investments	—		—		—		—		(0.03)		(0.00	) (D)
Total distributions	(0.14)		(0.00)		—		(0.01)		(0.10)		(0.05)
Net asset value, end of year/period	$9.92		$9.18		$8.93		$9.45		$9.84		$9.65
Total return (E)	9.56	% (F,G)	2.82	% (F)	(5.50	)% (F)	(3.87	)% (F)	2.93	% (F)	(2.92	)% (G)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$188		$140		$2,157		$360		$573		$200
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (J)	5.11	% (K)	5.10%		4.24%		3.96%		4.77%		8.50	% (K)
Expenses, net waiver and reimbursement (J)	2.02	% (K)	2.02%		1.86%		0.60%		0.68%		2.07	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (J,L)	(1.58	)% (K)	(1.24)%		(2.12)%		(2.67)%		(3.13)%		(4.76	)% (K)
Net investment income, net waiver and reimbursement (J,L)	1.50	% (K)	1.67%		0.25%		0.69%		0.45%		1.66	% (K)
Portfolio turnover rate	60	% (G)	120%		116%		17%		137%		366	% (G)

	Class C
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016		June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$8.85		$8.72		$9.30		$9.75		$9.64		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.03		0.07		(0.06)		0.06		(0.03)		0.01
Net realized and unrealized gain (loss) on investments	0.78		0.09	(C)	(0.52)		(0.51	) (C)	0.23	(C)	(0.37)
Total from investment operations	0.81		0.16		(0.58)		(0.45)		0.20		(0.36)
LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.03)		—		—		(0.06)		—
From net realized gains on investments	—		—		—		—		(0.03)		(0.00	) (D)
Total distributions	(0.05)		(0.03)		—		—		(0.09)		(0.00)
Net asset value, end of year/period	$9.61		$8.85		$8.72		$9.30		$9.75		$9.64
Total return (E)	9.16	% (F,G)	1.94	% (F)	(6.24	)% (F)	(4.62	)% (F)	2.04	% (F)	(3.56	)% (G)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$231		$269		$269		$190		$337		$9
Ratios to average net assets(including dividend and interest expense) (I)
Expenses, before waiver and reimbursement (J)	5.85	% (K)	5.85%		4.82%		4.71%		5.52%		9.25	% (K)
Expenses, net waiver and reimbursement (J)	2.77	% (K)	2.77%		2.31%		1.35%		1.38%		2.82	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (J,L)	(2.47	)% (K)	(2.36)%		(3.21)%		(2.72)%		(5.42)%		(6.29	)% (K)
Net investment income (loss), net waiver and reimbursement (J,L)	0.60	% (K)	0.81%		(0.70)%		0.65%		(0.27)%		0.13	% (K)
Portfolio turnover rate	60	% (G)	120%		116%		17%		137%		366	% (G)

(A)	The Catalyst Systematic Alpha Fund Class A and Class C shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the periods ended June 30, 2019, June 30, 2017 and June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Represents less than $0.01 per share.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (J)	5.11	% (K)	5.10%	4.24%	3.96%	4.76%	8.47	% (K)

Expenses, net waiver and reimbursement (J)	2.02	% (K)	2.02%	1.86%	0.60%	0.67%	1.99	% (K)

(I)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (J)	5.85	% (K)	5.85%	4.82%	4.71%	5.51%	9.22	% (K)

Expenses, net waiver and reimbursement (J)	2.77	% (K)	2.77%	2.31%	1.35%	1.37%	2.74	% (K)

(J)	Does not include expenses of the underlying investment companies in which the Fund invests.

(K)	Annualized.

(L)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Systematic Alpha Fund (Consolidated) (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016		June 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.05		$8.91		$9.40		$9.84		$9.64		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.08		0.15		0.03		0.11		0.06		0.25
Net realized and unrealized gain (loss) on investments	0.80		0.10	(C)	(0.52)		(0.46	) (C)	0.24	(C)	(0.55)
Total from investment operations	0.88		0.25		(0.49)		(0.35)		0.30		(0.30)
LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.11)		—		(0.09)		(0.07)		(0.06)
From net realized gains on investments	—		—		—		—		(0.03)		(0.00	) (D)
Total distributions	(0.16)		(0.11)		—		(0.09)		(0.10)		(0.06)
Net asset value, end of year/period	$9.77		$9.05		$8.91		$9.40		$9.84		$9.64
Total return (E)	9.69	% (F,G)	2.97	% (F)	(5.21	)% (F)	(3.61	)% (F)	3.11	% (F)	(2.98	)% (G)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,503		$2,206		$2,837		$1,742		$526		$66
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	4.83	% (J)	4.85%		3.81%		3.14%		4.52%		8.25	% (J)
Expenses, net waiver and reimbursement (I)	1.77	% (J)	1.77%		1.36%		0.35%		0.46%		1.82	% (J)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (I,K)	(1.43	)% (J)	(1.29)%		(2.17)%		(1.66)%		(4.50)%		(3.98	)% (J)
Net investment income, net waiver and reimbursement (I,K)	1.63	% (J)	1.79%		0.29%		1.13%		1.12%		2.45	% (J)
Portfolio turnover rate	60	% (G)	120%		116%		17%		137%		366	% (G)

(A)	The Catalyst Systematic Alpha Fund Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the periods ended June 30, 2019, June 30, 2017 and June 30, 2016, primarily due to timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(D)	Represents less than $0.01 per share.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement (J)	4.83	% (J)	4.85%	3.81%	3.14%	4.51%	8.22	% (J)

Expenses, net waiver and reimbursement (J)	1.77	% (J)	1.77%	1.36%	0.35%	0.45%	1.74	% (J)

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Annualized.

(K)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$14.85		$14.62	$14.79		$15.51	$15.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.09		(0.04)	(0.17)		(0.27)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.11)		0.27	0.00	(F,I)	(0.43)	0.23	(F)
Total from investment operations	(0.02)		0.23	(0.17)		(0.70)	(0.04)
LESS DISTRIBUTIONS:
From net investment income	(0.52)		—	—		(0.02)	—
Total distributions	(0.52)		—	—		(0.02)	—
Net asset value, end of year/period	$14.31		$14.85	$14.62		$14.79	$15.51
Total return (C)	(0.08	)% (D)	1.57%	(1.15)%		(4.51)%	(0.26	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$75		$148	$253		$653	$1,856
Ratios to average net assets (including interest expense) (G)
Expenses, before waiver and reimbursement (J)	4.56	% (E)	4.32%	3.22%		2.82%	3.15	% (E)
Expenses, net waiver and reimbursement (J)	2.27	% (E)	2.26%	2.24%		2.26%	2.24	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (J,K)	(1.05	)% (E)	(2.27)%	(2.13)%		(2.34)%	(2.52	)% (E)
Net investment income (loss) net waiver and reimbursement (J,K)	1.24	% (E)	(0.22)%	(1.15)%		(1.78)%	(1.94	)% (E)
Portfolio turnover rate	12	% (D)	0%	0%		0%	0	% (D)

	Class C
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$14.44		$14.33	$14.61		$15.40	$15.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.05		(0.14)	(0.27)		(0.37)	(0.36)
Net realized and unrealized gain (loss) on investments	(0.11)		0.25	(0.01	) (F)	(0.42)	0.21	(F)
Total from investment operations	(0.06)		0.11	(0.28)		(0.79)	(0.15)
LESS DISTRIBUTIONS:
From net investment income	(0.42)		—	—		—	—
Total distributions	(0.42)		—	—		—	—
Net asset value, end of year/period	$13.96		$14.44	$14.33		$14.61	$15.40
Total return (C)	(0.42	)% (D)	0.77%	(1.92)%		(5.13)%	(0.96	)% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$127		$166	$308		$421	$577
Ratios to average net assets (including interest expense) (H)
Expenses, before waiver and reimbursement (J)	5.31	% (E)	5.07%	4.06%		3.59%	3.90	% (E)
Expenses, net waiver and reimbursement (J)	3.02	% (E)	3.01%	2.99%		3.01%	2.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (J,K)	(1.56	)% (E)	(3.00)%	(2.94)%		(3.10)%	(3.68	)% (E)
Net investment income (loss) net waiver and reimbursement (J,K)	0.72	% (E)	(0.97)%	(1.86)%		(2.52)%	(2.70	)% (E)
Portfolio turnover rate	12	% (D)	0%	0%		0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class A and Class C shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2018 and period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (J)	4.56	% (E)	4.32%	3.22%	2.80%	3.15	% (E)

Expenses, net waiver and reimbursement (J)	2.27	% (E)	2.26%	2.24%	2.24%	2.24	% (E)

(H)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (J)	5.31	% (E)	5.07%	4.06%	3.57%	3.90	% (E)

Expenses, net waiver and reimbursement (J)	3.02	% (E)	3.01%	2.99%	2.99%	2.99	% (E)

(J)	Does not include expenses of the underlying investment companies in which the Fund invests.

(K)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst Multi-Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$14.91		$14.64	$14.79		$15.55	$15.55
INCOME FROM INVESTMENT OPERATIONS:
Net investment Income (loss) (B)	0.14		0.01	(0.13)		(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.13)		0.26	(0.02	) (F)	(0.43)	0.23	(F)
Total from investment operations	0.01		0.27	(0.15)		(0.66)	0.00
LESS DISTRIBUTIONS:
From net investment income	(0.59)		—	—		(0.10)	—
Total distributions	(0.59)		—	—		(0.10)	—
Net asset value, end of year/period	$14.33		$14.91	$14.64		$14.79	$15.55
Total return (C)	0.13	% (D)	1.84%	(1.01)%		(4.21)%	0	% (D)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,071		$4,098	$5,335		$9,159	$11,905
Ratios to average net assets (including interest expense) (G)
Expenses, before waiver and reimbursement (H)	4.31	% (E)	4.07%	2.99%		2.58%	2.90	% (E)
Expenses, net waiver and reimbursement (H)	2.02	% (E)	2.01%	1.99%		2.01%	1.99	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(0.40	)% (E)	(2.01)%	(1.89)%		(2.09)%	(2.78	)% (E)
Net investment income (loss) net waiver and reimbursement (H,I)	1.89	% (E)	0.05%	(0.89)%		(1.52)%	(1.72	)% (E)
Portfolio turnover rate	12	% (D)	0%	0%		0%	0	% (D)

(A)	The Catalyst Multi-Strategy Fund Class I shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2018 and period ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (H)	4.31	% (E)	4.07%	2.99%	2.56%	2.90	% (E)

Expenses, net waiver and reimbursement (H)	2.02	% (E)	2.01%	1.99%	1.99%	1.99	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Exceed Defined Risk Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2019	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
(Unaudited)
Net asset value, beginning of year/period	$10.74	$10.11	$9.55	$8.40	$11.94	$10.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05	0.08	0.04	0.17	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.59	0.58	0.52	0.98	(1.90)	1.55
Total from investment operations	0.64	0.66	0.56	1.15	(1.94)	1.52
LESS DISTRIBUTIONS:
From net investment income	(0.12)	(0.03)	(0.00	) (B)	—	—	—
From net realized gains on investments	(0.47)	—	—	—	(1.60)	(0.22)
Total distributions	(0.59)	(0.03)	(0.00)	—	(1.60)	(0.22)
Net asset value, end of year/period	$10.79	$10.74	$10.11	$9.55	$8.40	$11.94
Total return (C)	5.95	% (D)	6.54%	5.88%	13.69%	(17.03)%	14.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,522	$2,417	$2,503	$599	$2,888	$6,426
Ratios to average net assets (including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (G)	2.53	% (E)	2.60%	2.69%	4.87%	2.86%	2.42%
Expenses, net waiver and reimbursement (G)	1.60	% (E)	1.60%	1.51%	1.53%	1.51%	1.50%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (G)(H)	(0.04	)% (E)	(0.21)%	(0.80)%	(1.42)%	(1.77)%	(1.14)%
Net investment income (loss), net waiver and reimbursement (G)(H)	0.89	% (E)	0.79%	0.38%	1.92%	(0.40)%	(0.23)%
Portfolio turnover rate	69	% (D)	112%	177%	292%	153%	216%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2019	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
(Unaudited)
Net asset value, beginning of year/period	$10.25	$9.71	$9.24	$8.21	$11.80	$10.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01	0.00	(B)	(0.03)	(0.05)	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	0.53	0.55	0.51	1.08	(1.87)	1.58
Total from investment operations	0.54	0.55	0.48	1.03	(1.99)	1.43
LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.01)	(0.01)	—	—	—
From net realized gains on investments	(0.47)	—	—	—	(1.60)	(0.22)
Total distributions	(0.49)	(0.01)	(0.01)	—	(1.60)	(0.22)
Net asset value, end of year/period	$10.30	$10.25	$9.71	$9.24	$8.21	$11.80
Total return (C)	5.61	% (D)	5.64%	5.20%	12.55%	(17.70)%	13.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,525	$1,179	$1,138	$179	$57	$214
Ratios to average net assets(including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	3.28	% (E)	3.35%	3.47%	8.94%	3.61%	3.17%
Expenses, net waiver and reimbursement (G)	2.35	% (E)	2.35%	2.26%	2.31%	2.24%	2.25%
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (G)(H)	(0.79	)% (E)	(0.97)%	(1.56)%	(7.23)%	(2.53)%	(2.15)%
Net investment income (loss), net waiver and reimbursement (G)(H)	0.14	% (E)	0.03%	(0.35)%	(0.60)%	(1.21)%	(1.24)%
Portfolio turnover rate	69	% (D)	112%	177%	292%	153%	216%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Represents an amount less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.46	% (E)	2.52%	2.68%	4.84%	2.85%	2.42%

Expenses, net waiver and reimbursement	1.53	% (E)	1.52%	1.50%	1.50%	1.50%	1.50%

(F)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	3.21	% (E)	3.27%	3.46%	8.88%	3.60%	3.17%

Expenses, net waiver and reimbursement	2.28	% (E)	2.27%	2.25%	2.25%	2.25%	2.25%

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Exceed Defined Risk Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2019		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of year/period	$10.81		$10.18	$9.61	$8.44	$11.97	$10.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.06		0.11	0.06	—	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	0.60		0.57	0.53	1.17	(1.88)	1.52
Total from investment operations	0.66		0.68	0.59	1.17	(1.93)	1.56
LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.05)	(0.02)	—	—	—
From net realized gains on investments	(0.47)		—	—	—	(1.60)	(0.22)
Total distributions	(0.61)		(0.05)	(0.02)	—	(1.60)	(0.22)
Net asset value, end of year/period	$10.86		$10.81	$10.18	$9.61	$8.44	$11.97
Total return (B)	6.16	% (C)	6.73%	6.12%	13.86%	(16.90)%	14.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$12,668		$8,613	$9,829	$2,935	$74	$1,023
Ratios to average net assets(including dividend and interest expense) (E)
Expenses, before waiver and reimbursement (F)	2.28	% (D)	2.35%	2.43%	9.23%	2.61%	2.17%
Expenses, net waiver and reimbursement (F)	1.35	% (D)	1.35%	1.26%	1.32%	1.26%	1.25%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (F)(G)	0.20	% (D)	0.04%	(0.55)%	(7.93)%	(1.54)%	(0.55)%
Net investment Income (loss), net waiver and reimbursement (F)(G)	1.13	% (D)	1.04%	0.62%	(0.02)%	(0.43)%	0.37%
Portfolio turnover rate	69	% (C)	112%	177%	292%	153%	216%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.21	% (D)	2.27%	2.42%	9.16%	2.60%	2.17%

Expenses, net waiver and reimbursement	1.28	% (D)	1.27%	1.25%	1.25%	1.25%	1.25%

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$32.07		$31.14		$29.82		$28.51		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)		(0.04)		(0.29)		(0.25)		(0.05)
Net realized and unrealized gain on investments	1.89		1.89		2.67		2.08		3.56
Total from investment operations	1.87		1.85		2.38		1.83		3.51
LESS DISTRIBUTIONS:
From net investment income	(1.60)		(0.45)		—		(0.35)		—
From net realized gains on investments	—		(0.47)		(1.06)		(0.17)		—
Total distributions	(1.60)		(0.92)		(1.06)		(0.52)		—
Net asset value, end of year/period	$32.34		$32.07		$31.14		$29.82		$28.51
Total return (C)	5.95	% (E)	6.13%		7.88	% (D)	6.49	% (D)	14.04	% (D,E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$462,478		$424,968		$388,806		$347,156		$36,915
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.18	% (G)	2.19%		2.15%		2.14%		2.25	% (G)
Expenses, net waiver and reimbursement (F)	2.18	% (G)	2.18%		2.14%		2.13%		2.24	% (G)
Net investment loss, before waiver and reimbursement (F,H)	(0.13	)% (G)	(0.15)%		(0.94)%		(0.85)%		(0.38	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	(0.13	)% (G)	(0.14)%		(0.94)%		(0.85)%		(0.35	)% (G)
Portfolio turnover rate	13	% (E)	19%		12%		4%		1	% (E)

	Class C
	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$31.46		$30.61		$29.56		$28.40		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.14)		(0.27)		(0.42)		(0.47)		(0.16)
Net realized and unrealized gain on investments	1.86		1.86		2.53		2.07		3.56
Total from investment operations	1.72		1.59		2.11		1.60		3.40
LESS DISTRIBUTIONS:
From net investment income	(1.38)		(0.27)		—		(0.27)		—
From net realized gains on investments	—		(0.47)		(1.06)		(0.17)		—
Total distributions	(1.38)		(0.74)		(1.06)		(0.44)		—
Net asset value, end of year/period	$31.80		$31.46		$30.61		$29.56		$28.40
Total return (C)	5.52	% (E)	5.33	% (D)	7.02	% (D)	5.70	% (D)	13.60	% (D,E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$443,282		$408,511		$355,968		$222,344		$27,332
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.93	% (G)	2.94%		2.90%		2.89%		3.00	% (G)
Expenses, net waiver and reimbursement (F)	2.93	% (G)	2.93%		2.89%		2.88%		2.99	% (G)
Net investment loss, before waiver and reimbursement (F,H)	(0.88	)% (G)	(0.90)%		(1.37)%		(1.59)%		(1.24	)% (G)
Net investment loss, net waiver and reimbursement (F,H)	(0.88	)% (G)	(0.89)%		(1.36)%		(1.58)%		(1.22	)% (G)
Portfolio turnover rate	13	% (E)	19%		12%		4%		1	% (E)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class A and Class C shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund (Continued)
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the	For the		For the		For the
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019	June 30, 2018		June 30, 2017		June 30, 2016 (A)
	(Unaudited)
Net asset value, beginning of year/period	$32.23		$31.29	$29.90		$28.54		$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.02		0.04	(0.09)		(0.18)		(0.07)
Net realized and unrealized gain on investments	1.90		1.90	2.54		2.09		3.61
Total from investment operations	1.92		1.94	2.45		1.91		3.54
LESS DISTRIBUTIONS:
From net investment income	(1.68)		(0.53)	—		(0.38)		—
From net realized gains on investments	—		(0.47)	(1.06)		(0.17)		—
Total distributions	(1.68)		(1.00)	(1.06)		(0.55)		—
Net asset value, end of year/period	$32.47		$32.23	$31.29		$29.90		$28.54
Total return (C)	6.07	% (E)	6.42%	8.10	% (D)	6.76	% (D)	14.16	% (D,E)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$4,497,609		$4,096,347	$3,325,775		$1,880,087		$216,921
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.93	% (G)	1.94%	1.90%		1.89%		2.00	% (G)
Expenses, net waiver and reimbursement (F)	1.93	% (G)	1.93%	1.89%		1.88%		1.99	% (G)
Net investment income (loss), before waiver and reimbursement (F,H)	0.12	% (G)	0.11%	(0.31)%		(0.59)%		(0.52	)% (G)
Net investment income (loss), net waiver and reimbursement (F,H)	0.12	% (G)	0.12%	(0.29)%		(0.58)%		(0.51	)% (G)
Portfolio turnover rate	13	% (E)	19%	12%		4%		1	% (E)

(A)	The Catalyst/Millburn Hedge Strategy Fund Class I shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(E)	Not annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Annualized.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these consolidated financial statements.

CATALYST FUNDS
Catalyst/Exceed Defined Shield Fund
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class A
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		November 30, 2017		November 30, 2016		November 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.87		$10.30		$11.54		$10.14		$9.95		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	0.05		0.09		0.04		0.03		0.01		(0.02)
Net realized and unrealized gain (loss) on investments	0.56		0.34		0.19		1.44		0.18		(0.03	) (D)
Total from investment operations	0.61		0.43		0.23		1.47		0.19		(0.05)
LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.09)		(0.02)		(0.04)		—		—
From net realized gains on investments	(0.50)		(0.77)		(1.45)		(0.03)		(0.01)		—
Total distributions	(0.59)		(0.86)		(1.47)		(0.07)		(0.01)		—
Paid-in-Capital From Redemption Fees (C)	—		—		—		—		0.01		(0.00	) (E)
Net asset value, end of year/period	$9.89		$9.87		$10.30		$11.54		$10.14		$9.95
Total return (F)	6.20	% (I)	5.01	% (G)	2.15	% (I)	14.57	% (H)	2.03	% (H)	(0.50	)% (I)(H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$17,891		$16,053		$16,320		$14,746		$11,307		$2,712
Ratios to average net assets (including dividend and interest expense) (J)
Expenses, before waiver and reimbursement	2.14	% (K)	2.27%		2.14	% (K)	2.93%		3.04%		10.32	% (K)
Expenses, net waiver and reimbursement	1.55	% (K)	1.55%		1.45	% (K)	1.45%		1.45%		1.48	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.41	% (K)	0.19%		(0.01	)% (K)	(1.19)%		(1.45)%		(9.14	)% (K)
Net investment income (loss), net waiver and reimbursement	1.00	% (K)	0.91%		0.69	% (K)	0.29%		0.14%		(0.30	)% (K)
Portfolio turnover rate	57	% (I)	137%		163	% (I)	160%		89%		41	% (I)

	Class C
	For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		November 30, 2017 (B)
	(Unaudited)
Net asset value, beginning of year/period	$9.74		$10.21		$11.50		$10.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (C)	0.01		0.01		—		(0.02)
Net realized and unrealized gain on investments	0.55		0.34		0.19		0.60
Total from investment operations	0.56		0.35		0.19		0.58
LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.05)		(0.03)		—
From net realized gains on investments	(0.50)		(0.77)		(1.45)		—
Total distributions	(0.54)		(0.82)		(1.48)		—
Net asset value, end of year/period	$9.76		$9.74		$10.21		$11.50
Total return (F)	5.71	% (I)	4.23	% (G)	1.77	% (I)	5.31	% (I)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$2,116		$1,530		$769		$192
Ratios to average net assets (including dividend and interest expense) (J)
Expenses, before waiver and reimbursement	2.89	% (K)	3.02%		2.97	% (K)	2.64	% (K)
Expenses, net waiver and reimbursement	2.30	% (K)	2.30%		2.20	% (K)	2.20	% (K)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(0.35	)% (K)	(0.61)%		(0.75	)% (K)	(1.07	)% (K)
Net investment income (loss), net waiver and reimbursement	0.24	% (K)	0.11%		0.02	% (K)	(0.63	)% (K)
Portfolio turnover rate	57	% (I)	137%		163	% (I)	160	% (I)

(A)	The Catalyst Exceed Defined Shield Fund Class A shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	The Catalyst Exceed Defined Shield Fund Class C shares commenced operations on September 5, 2017.

(C)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses for the period ended November 30, 2015.

(E)	Represents an amount less than $0.01 per share.

(F)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(H)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(I)	Not annualized.

(J)	Ratios to average net assets (excluding dividend and interest expense) (Class A)

Expenses, before waiver and reimbursement	2.07	% (K)	2.19%	2.14%		2.93%		1.45%	1.48	% (K)

Expenses, net waiver and reimbursement	1.48	% (K)	1.47%	1.45%		1.45%		1.45%	1.45	% (K)

Ratios to average net assets (Class C)

Expenses, before waiver and reimbursement	2.82	% (K)	2.94%	2.97	% (K)	2.64	% (K)

Expenses, net waiver and reimbursement	2.23	% (K)	2.22%	2.20	% (K)	2.20	% (K)

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Exceed Defined Shield Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the		For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2019		June 30, 2019		June 30, 2018		November 30, 2017		November 30, 2016		November 30, 2015 (A)
	(Unaudited)
Net asset value, beginning of year/period	$9.93		$10.36		$11.61		$10.18		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.06		0.12		0.06		0.06		0.04		(0.00	) (C)
Net realized and unrealized gain (loss) on investments	0.56		0.34		0.19		1.45		0.17		(0.03	) (D)
Total from investment operations	0.62		0.46		0.25		1.51		0.21		(0.03)
LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.12)		(0.05)		(0.05)		—		—
From net realized gains on investments	(0.50)		(0.77)		(1.45)		(0.03)		(0.01)		—
Total distributions	(0.61)		(0.89)		(1.50)		(0.08)		(0.01)		—
Paid-in-Capital From Redemption Fees (B)	—		—		—		—		0.01		0.00	(C)
Net asset value, end of year/period	$9.94		$9.93		$10.36		$11.61		$10.18		$9.97
Total return (E)	6.31	% (H)	5.27	% (F)	2.30	% (H)	14.95	% (G)	2.23	% (G)	(0.30	)% (G,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (in 000’s)	$16,571		$13,629		$13,858		$14,036		$11,202		$6,114
Ratios to average net assets(including dividend and interest expense) (I)
Expenses, before waiver and reimbursement	1.89	% (J)	2.02%		1.87	% (J)	2.68%		3.01%		8.59	% (J)
Expenses, net waiver and reimbursement	1.30	% (J)	1.30%		1.20	% (J)	1.20%		1.20%		1.20	% (J)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement	0.66	% (J)	0.44%		0.25	% (J)	(0.95)%		(1.43)%		(7.42	)% (J)
Net investment Income (loss), net waiver and reimbursement	1.25	% (J)	1.16%		0.93	% (J)	0.53%		0.38%		(0.03	)% (J)
Portfolio turnover rate	57	% (H)	137%		163	% (H)	160%		89%		41	% (H)

(A)	The Catalyst Exceed Defined Shield Fund Class I shares commenced operations on April 14, 2015; date Predecessor Fund commenced operations.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period/year.

(C)	Represents an amount less than $0.01 per share.

(D)	Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividend. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Total returns prior to Fund inception on September 5, 2017 are based on the performance of the Fund’s Predecessor Fund.

(H)	Not annualized.

(I)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	1.82	% (J)	1.94%	1.87	% (J)	2.68%	3.01%	8.62	% (J)

Expenses, net waiver and reimbursement	1.23	% (J)	1.22%	1.20	% (J)	1.20%	1.20%	1.20	% (J)

(J)	Annualized

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty-two series. These financial statements include the following seven series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Hedged Commodity Strategy (“Hedged Commodity” )		Capital appreciation uncorrelated to global equity or commodity markets
Catalyst/Warrington Strategic Program Formerly, Catalyst Hedged Futures Strategy (“Warrington, fka, Hedged Futures” )		Capital appreciation and capital preservation low correlation to the U.S. equity market in all market conditions, with low volatility and
Catalyst Systematic Alpha (“Systematic Alpha” )		Long term capital appreciation with low correlation to the U.S. equity market
Catalyst Multi Strategy (“Multi Strategy” )		Long-term capital appreciation.
Catalyst Exceed Defined Risk (“Exceed Defined Risk” )	Exceed Advisory LLC	Capital appreciation.
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy” )	Millburn Ridgefield Corp.	Long-term capital appreciation.
Catalyst Exceed Defined Shield (“Exceed Defined Shield” )	Exceed Advisory LLC	Long-term capital appreciation.

Exceed Defined Shield is non-diversified. Hedged Commodity, Warrington fka Hedged Futures, Systematic Alpha, Multi Strategy, Exceed Defined Risk and Millburn Hedge Strategy are diversified.

Currently, each Fund offers Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

a) Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – Warrington fka Hedged Futures invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures its investment assets at fair value, and reports a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (“ASC”) 820, Warrington fka Hedged Futures has elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian Fund based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund.

As a limited partner in the Prime Meridian Fund the Fund is limited in the amounts that can be redeemed. Redemptions are monthly and instructions for redemptions must be made 30 days in advance of the month end in which the Funds would like to redeem. Warrington fka Hedged Futures has elected to receive their pro rata shares of principal and interest payments that are subsequently received by the Partnership to the Notes it holds.

As of December 31, 2019, the investment of Warrington fka Hedged Futures in the Prime Meridian Fund is valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation, Prosper, Share States and SoFi, and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimated fair value of the holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. Hedged Commodity and Warrington fka Hedged Futures have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019, for each Fund’s assets and liabilities measured at fair value:

Hedged Commodity
Assets (a)	Level 1	Level 2	Level 3	Total
Bond	$—	$2,005,507	$—	$2,005,507
Call Options Purchased	23,608,182	—	—	23,608,182
Long Future Contracts	86,400			86,400
Put Options Purchased	5,278,000	—	—	5,278,000
US Government Securities	—	8,558,057	—	8,558,057
Short-Term Investments	34,289,631	—	—	34,289,631
Total Assets	$63,262,213	$10,563,564	$—	$73,825,777
Derivatives(a)
Liabilities
Call Options Written	$(22,755,698)	$—	$—	$(22,755,698)
Put Options Written	(5,040,275)	—	—	(5,040,275)
Short Future Contracts	(783,139)	—	—	(783,139)
Total Liabilities	$(28,579,112)	$—	$—	$(28,579,112)

Warrington fka Hedged Futures
Assets (a)	Level 1	Level 2	Level 3	Other	Total
Call Options Purchased	$67,593,750	$—	$—	$—	$67,593,750
Put Options Purchased	7,500,000	—	—	—	7,500,000
Private Investment Fund (1)	—	—	—	28,642,420	28,642,420
U.S. Government Securities	—	49,989,198	—	—	49,989,198
Short-Term Investments	108,253,937	—	—	—	108,253,937
Total Assets	$183,347,687	$49,989,198	$—	$28,642,420	$261,979,305

Derivatives(a)
Liabilities
Call Options Written	$(50,450,000)	$—	$—	$—	$(50,450,000)
Put Options Written	(10,418,750)	—	—	—	(10,418,750)
Total Liabilities	$(60,868,750)	$—	$—	$—	$(60,868,750)

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force, issued on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of assets and liabilities.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Systematic Alpha
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,135,483	$—	$—	$2,135,483
Short-Term Investments	2,678	—	—	2,678
Total Assets	$2,138,161	$—	$—	$2,138,161
Derivative
Assets(a)
Total Return Swaps (b)	$—	$374,517	$—	$374,517
Total Derivatives	$—	$374,517	$—	$374,517

Multi Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$1,112,970	$—	$—	$1,112,970
Exchange Traded Funds	1,598,432	—	—	1,598,432
Open Ended Fund	507,007	—	—	507,007
Short-Term Investments	18,753	—	—	18,753
Total Assets	$3,237,162	$—	$—	$3,237,162
Derivatives(a)
Assets
Futures Contracts (b)	$11,357	$—	$—	$11,357
Liabilities
Futures Contracts (b)	$(14,294)	$—	$—	$(14,294)
Total Derivatives	$(2,937)	$—	$—	$(2,937)

Exceed Defined Risk
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,666,945	$—	$—	$1,666,945
Corporate Bonds	—	12,538,074	—	12,538,074
United States Government Securities	—	998,867	—	998,867
Call Options Purchased	1,062,812	376,086	—	1,438,898
Total Assets	$2,729,757	$13,913,027	$—	$16,642,784
Derivatives(a)
Liabilities
Call Options Written	$(253,162)	$(222,801)	$—	$(475,963)
Put Options Written	(180,021)	(201,599)		$(381,620)
Total Derivatives	$(433,183)	$(424,400)	$—	$(857,583)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Millburn Hedge Strategy
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,557,235,896	$—	$—	$2,557,235,896
United States Government Securities	—	1,814,333,440	—	1,814,333,440
Total Assets	$2,557,235,896	$1,814,333,440	$—	$4,371,569,336
Derivatives(a)
Assets
Futures Contracts (b)	$42,906,455	$—	$—	$42,906,455
Forward Contracts (b)	—	96,425,692	—	96,425,692
Liabilities
Futures Contracts (b)	$(8,379,055)	$—	$—	$(8,379,055)
Forward Contracts (b)	—	(130,153,272)	—	(130,153,272)
Total Derivatives	$34,527,400	$(33,727,580)	$—	$799,820

Exceed Defined Shield
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,311,714	$—	$—	$2,311,714
Corporate Bonds	—	30,202,873	—	30,202,873
Call Options Purchased	2,142,914	449,737	—	2,592,651
Put Options Purchased	523,441	70,128	—	593,569
United States Government Securities	—	1,449,044	—	1,449,044
Total Assets	$4,978,069	$32,171,782	$—	$37,149,851
Derivatives(a)
Liabilities
Call Options Written	$(218,404)	$(218,402)	$—	$(436,806)
Put Options Written	(895,430)	(242,829)	—	(1,138,259)
Total Liabilities	$(1,113,834)	$(461,231)	$—	$(1,575,065)

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	Amounts shown for swaps, futures and forwards are unrealized appreciation/depreciation.

Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options). For the six months ended December 31, 2019, Hedged Commodity, Warrington fka Hedged Futures, Exceed Defined Risk and Exceed Defined Shield invested in options.

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized gains and losses. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – Systematic Alpha may enter into various swap transactions for investment purposes. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CSACS Fund Limited (Systematic – CFC), CAMFMSF Fund Limited (Multi Strategy-CFC) and CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Portfolios of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Hedged Commodity, Systematic Alpha, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Systematic-CFC, Multi Strategy-CFC and Millburn-CFC respectively, which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

A summary of each Fund’s investment in its respective CFC is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2019	December 31, 2019
Hedged Commodity – CFC	6/25/2015	$8,669,415	18.84%
Systematic – CFC	12/19/2017	642,985	22.00%
Multi Strategy – CFC	6/25/2015	875,525	20.49%
Millburn – CFC	11/2/2015	293,731,931	5.44%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a controlled foreign corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned controlled foreign corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Derivatives Risk – The use of derivative instruments, such as forwards, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The following derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2019, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Hedged Commodity
	Call options purchased	Commodity	Investments in securities, at value	$23,608,182
	Put options purchased	Commodity	Investments in securities, at value	5,278,000
	Call options written	Commodity	Options written, at value	(22,755,698)
	Put options written	Commodity	Options written, at value	(5,040,275)
	Futures	Commodity	Futures unrealized appreciation	86,400
	Futures	Commodity	Futures unrealized depreciation	(783,139)
			Totals	$393,470
Warrington fka Hedged Futures
	Call options purchased	Equity	Investments in securities, at value	$67,593,750
	Put options purchased	Equity	Investments in securities, at value	7,500,000
	Call options written	Equity	Options written, at value	(50,450,000)
	Put options written	Equity	Options written, at value	(10,418,750)
			Totals	$14,225,000

Systematic Alpha
	Swap Contracts	Commodity	Unrealized appreciation on swaps	$374,517
			Totals	$374,517

Multi Strategy
	Futures	Equity	Futures unrealized appreciation	$2,200
		Commodity	Futures unrealized appreciation	4,624
		Interest Rate	Futures unrealized appreciation	4,533
			Total	$11,357

	Futures	Commodity	Futures unrealized depreciation	(9,004)
		Currency	Futures unrealized depreciation	(5,290)
			Total	$(14,294)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

			Location of derivatives on	Fair value of asset/liability
Fund	Derivative	Risk Type	Statements of Assets and Liabilities	derivatives
Exceed Defined Risk
	Call options purchased	Equity	Investments in securities, at value	$1,438,898
	Call options written	Equity	Options written, at value	(475,963)
	Put options written	Equity	Options written, at value	(381,620)
			Totals	$581,315

Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$9,131,869
	Futures Contracts	Equity	Futures unrealized appreciation	18,324,647
	Futures Contracts	Interest Rate	Futures unrealized appreciation	15,449,939
			Totals	$42,906,455

	Futures Contracts	Commodity	Futures unrealized depreciation	(4,684,073)
	Futures Contracts	Equity	Futures unrealized depreciation	(2,739,093)
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(955,889)
			Totals	$(8,379,055)

	Forward Currency Contract	Currency	Unrealized appreciation on forward currency exchange contracts	96,425,692

	Forward Currency Contract	Currency	Unrealized depreciation on forward currency exchange contracts	(130,153,272)
			Totals	$(33,727,580)

Exceed Defined Shield
	Call options purchased	Equity	Investments in securities, at value	$2,592,651
	Put options purchased	Equity	Investments in securities, at value	593,569
	Call options written	Equity	Options written, at value	(436,806)
	Put options written	Equity	Options written, at value	(1,138,259)
			Totals	$1,611,155

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

The effect of derivative instruments on the Statements of Operations for the six months ended December 31, 2019, were as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Hedged Commodity
	Options purchased	Commodity	Net realized loss from options purchased	$(27,049,875)
	Options written	Commodity	Net realized gain from options written	32,630,331
	Futures	Commodity	Net realized loss on futures	(2,324,295)
	Options purchased	Commodity	Net change in unrealized appreciation on options purchased	11,622,775
	Options written	Commodity	Net change in unrealized depreciation on options written	(12,076,144)
	Futures	Commodity	Net change in unrealized depreciation on futures	(696,739)
			Totals	$2,106,053
Warrington fka Hedged Futures
	Options purchased	Equity	Net realized loss from options purchased	$(82,975,334)
	Options written	Equity	Net realized gain from options written	70,783,275
	Futures	Equity	Net realized loss from futures	(3,646,700)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	7,448,502
	Options written	Equity	Net change in unrealized depreciation on options written	(7,801,699)
			Totals	$(16,191,956)

Systematic Alpha
	Swap Contracts	Commodity	Net realized gain from swaps	$34,978
	Swap Contracts	Commodity	Net change in unrealized appreciation on swaps	186,959
			Totals	$221,937

Multi Strategy
	Futures	Equity	Net realized loss from futures	$(77,484)
		Commodity	Net realized loss from futures	(29,807)
		Currency	Net realized loss from futures	(1,303)
		Interest Rate	Net realized gain from futures	41,941
	Futures	Equity	Net change in unrealized appreciation on futures	2,200
		Commodity	Net change in unrealized depreciation on futures	(15,840)
		Currency	Net change in unrealized depreciation on futures	(5,290)
		Interest Rate	Net change in unrealized depreciation on futures	(20,494)
			Totals	$(106,077)
Exceed Defined Risk
	Options purchased	Equity	Net realized gain from options purchased	$622,967
	Options written	Equity	Net realized gain from options written	99,873
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	162,661
	Options written	Equity	Net change in unrealized depreciation on options written	(190,519)
			Totals	$694,982
Millburn Hedge Strategy
	Futures	Commodity	Net realized loss from futures	(24,766,457)
		Equity	Net realized gain from futures	222,587,607
		Interest Rate	Net realized loss from futures	(646,292)
	Forward Contracts	Currency	Net realized loss on forward contracts	(43,521,745)
	Futures	Commodity	Net change in unrealized depreciation on futures	(1,386,281)
		Equity	Net change in unrealized appreciation on futures	5,916,374
		Interest Rate	Net change in unrealized appreciation on futures	11,603,284
	Forward Contracts	Currency	Net change in unrealized depreciation on forward contracts	(15,142,668)
			Totals	$154,643,822

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Exceed Defined Shield
	Options purchased	Equity	Net realized loss from options purchased	$(292,590)
	Options written	Equity	Net realized gain from options written	1,230,563
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	879,049
	Options written	Equity	Net change in unrealized depreciation on options written	(147,868)
			Totals	$1,669,154

The notional value of derivative instruments outstanding as of December 31, 2019, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2019:

				Gross Amounts Not Offset in the Statements
				of Assets & Liabilities
		Net Amounts of		Financial
		Recognized		Instruments		Cash Collateral		Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged		Assets
Hedged Commodity
Description of Asset:
Futures Contracts	Wedbush	$86,400	(1)	$(86,400	) (2)	$—		$—
Total		$86,400		$(86,400)		$—		$—
Description of Liability:
Futures Contracts	Wedbush	$(783,139	) (1)	$—		$783,139	(2)	$—
Options Written Contracts	Wedbush	$(27,795,973	) (1)	$27,795,973	(2)	$—		$—
Total		$(28,579,112)		$27,795,973		$783,139		$—

Warrington fka Hedged Futures
Description of Liability:
Options Written Contracts	HSBC	$(39,800,000	) (1)	$39,800,000	(2)	$—		$—
Options Written Contracts	RBC Capital Markets	$(2,400,000	) (1)	$2,400,000	(2)
Options Written Contracts	Wedbush	$(18,668,750	) (1)	$18,668,750	(2)
Total		$(60,868,750)		$60,868,750		$—		$—

Systematic Alpha
Description of Liability:
Total Return Swaps	BNP Paribas	$374,517	(1)	$—	(2)	$374,517		$—
Total		$374,517		$—		$374,517		$—

Multi Strategy
Description of Asset:
Futures Contracts	RJ O’Brien	$11,357	(1)	$(11,357	) (2)	$—		$—
Total		$11,357		$(11,357)		$—		$—
Description of Liability:
Futures Contracts	RJ O’Brien	$(14,294	) (1)	$11,357	(2)	$2,937		$—
Total		$(14,294)		$11,357		$2,937		$—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

				Gross Amounts Not Offset in the Statement
				of Assets & Liabilities
		Net Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Assets/Liabilities		Pledged		Pledged	Assets
Exceed Defined Risk
Description of Liability:
Options Written Contracts Pershing		$(857,583	) (1)	$857,583	(2)	$—	$—
Total		$(857,583)		$857,583		$—	$—

Millburn Hedge Strategy
Description of Asset:
Futures Contracts	Bank of America Merrill Lynch	$14,377,145	(1)	$(14,377,145	) (2)	$—	$—
Futures Contracts	Deutsche Bank	23,651,690	(1)	$(23,651,690	) (2)	—	—
Futures Contracts	Societe Generale	4,877,620	(1)	$(4,877,620	) (2)	—	—
Forward Contracts	Bank of America Merrill Lynch	96,425,692	(1)	$(96,425,692	) (2)	—	—
Total		$139,332,147		$(139,332,147)		$—	$—
Description of Liability:.
Futures Contracts	Bank of America Merrill Lynch	$(3,398,779	) (1)	$3,398,779	(2)	$—	$—
Futures Contracts	Deutsche Bank	(4,941,446	) (1)	4,941,446	(2)	—	—
Futures Contracts	Societe Generale	(38,830	) (1)	38,830	(2)	—	—
Forward Contracts	Bank of America Merrill Lynch	(130,153,272	) (1)	130,153,272	(2)	—	—
Total		$(138,532,327)		$138,532,327		$—	$—

Exceed Defined Shield
Description of Liability:
Options Written Contracts Pershing		$(1,575,065	) (1)	$1,575,065	(2)	$—	$—
Total		$(1,575,065)		$1,575,065		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

b) Investment Companies – Exceed Defined Risk, Millburn Hedge Strategy and Exceed Defined Shield concentrates their investments in exchange traded funds (“ETFs”) and, therefore, are more susceptible to ETF risk. Some Funds may invest in other investment companies, including closed-end funds and ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Fund.

c) Federal Income Tax – The Funds qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2019, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2017-2019 for the Funds) or expected to be taken in 2020 and has concluded that no provision for income tax is required in these financial statements. The tax filings

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

d) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

e) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f) Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Hedged Commodity	Annually	Annually
Warrington fka Hedged Futures	Annually	Annually
Systematic Alpha	Annually	Annually
Multi Strategy	Annually	Annually
Exceed Defined Risk	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Exceed Defined Shield	Annually	Annually

g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

h) Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

i) Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A shares for certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2019, there were CDSC fees of $9,419 paid by shareholders of Warrington fka Hedged Futures, to the Manager. There were no CDSC fees paid by the shareholders of Hedged Commodity, Systematic Alpha, Multi Strategy, Exceed Defined Risk, Millburn Hedge Strategy and Exceed Defined Shield.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

j) Forward Exchange Contracts – Millburn Hedge Strategy has entered into a foreign exchange contract agreement with Bank of America Merrill Lynch as a part of its investment strategy. When executing forward contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is exposed to foreign currency risk as a result of changes in value of the underlying financial instruments. The Fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

k) Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

l) Distributions from REITS – Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Hedged Commodity	—	5,000,000
Warrington fka Hedged Futures	—	—
Systematic Alpha	1,369,882	1,328,300
Multi Strategy	3,360,887	217,176
Exceed Defined Risk	10,887,491	6,973,969
Millburn Hedge Strategy	379,322,748	308,528,290
Exceed Defined Shield	19,120,502	14,560,563

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; and extraordinary expenses) do not exceed the limitation shown in the table below, and is based on the Funds’ average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the six months ended December 31, 2019, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred, no later than the dates as stated below:

						Management
						Fees Waived/
	Management	Expense Limitation				Expenses
Fund	Agreement	Cl A	Cl C	CL I	Expires	Reimbursed
Hedged Commodity	1.75%	2.27%	3.02%	2.02%	10/31/2020	$43,774
Warrington fka Hedged Futures	1.75%	N/A	N/A	N/A	N/A	—
Systematic Alpha	1.50%	2.02%	2.77%	1.77%	10/31/2020	43,580
Multi Strategy	1.75%	2.27%	3.02%	2.02%	10/31/2020	51,140
Exceed Defined Risk	1.25%	1.53%	2.28%	1.28%	10/31/2020	65,124
Millburn Hedge Strategy	1.75%	N/A	N/A	N/A	N/A	—
Exceed Defined Shield	1.25%	1.48%	2.23%	1.23%	10/31/2020	96,354

	Recapture
	Expires	Recapture Expires
	November 30,	June 30,
Fund	2020	2020	2021	2022
Hedged Commodity	$—	$7,349	$86,783	$79,789
Warrington fka Hedged Futures	—	—	—	—
Systematic Alpha	—	63,634	86,819	43,580
Multi Strategy	—	75,090	79,234	51,140
Exceed Defined Risk	—	77,167	123,935	139,626
Millburn Hedge Strategy	—	115,543	393,457	—
Exceed Defined Shield	30,888	—	120,111	220,559

A Trustee and Officer of the Trust is also the controlling member of MFund Services LLC and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and the Chairman of the Trust’s Audit Committee receives an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutual Funds Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutual Funds Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services (“Management Services Agreement”). For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Management Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund at December 31, 2019 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Management services fees payable” and “Compliance officer fees.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including the Distributor, Northern Lights Compliance Services, LLC and Blu Giant, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

For the six months ended December 31, 2019, the 12b-1 expenses incurred by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Hedged Commodity	$11,386	$36,816
Warrington fka Hedged Futures	85,659	283,512
Systematic Alpha	175	1,211
Multi Strategy	124	736
Exceed Defined Risk	3,140	6,509
Millburn Hedge Strategy	545,928	2,088,561
Exceed Defined Shield	20,546	9,141

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

(4)	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Hedged Commodity	$46,113,966	$9,487,049	$(10,354,350)	$(867,301)
Warrington fka Hedged Futures	198,188,310	19,334,586	(16,412,341)	2,922,245
Systematic Alpha	2,124,824	3,287,853	(2,899,999)	387,854
Multi Strategy	3,169,225	85,633	(20,633)	65,000
Exceed Defined Risk	15,490,631	463,482	(168,912)	294,570
Millburn Hedge Strategy	3,992,042,388	537,965,401	(157,638,633)	380,326,768
Exceed Defined Shield	34,355,172	1,486,551	(266,937)	1,219,614

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the following periods was as follows:

For year ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
Hedged Commodity	$334,320	$—	$—	$334,320
Warrington fka Hedged Futures	—	—	—	—
Systematic Alpha	33,792	—	—	33,792
Multi Strategy	—	—	—	—
Exceed Defined Risk	59,987	—	—	59,987
Millburn Hedge Strategy	129,588,891	—	—	129,588,891
Exceed Defined Shield	2,445,399	3,113	—	2,448,512

For year/period ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
Hedged Commodity	$1,606,470	$—	$—	$1,606,470
Warrington fka Hedged Futures	—	—	—	—
Systematic Alpha	—	—	—	—
Multi Strategy	—	—	—	—
Exceed Defined Risk	17,262	—	—	17,262
Millburn Hedge Strategy	52,058,397	66,969,690	130,055	119,158,142
Exceed Defined Shield	3,726,100	—	—	3,726,100

For period ended	Ordinary	Long-Term	Return of
11/30/2017	Income	Capital Gains	Capital	Total
Exceed Defined Shield	$169,000	$—	$—	$169,000

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hedged Commodity	$—	$—	$(1,414)	$(224,691)	$96,285	$15,437	$(114,383)
Warrington fka Hedged Futures	—	—	(8,484,442)	(993,828,383)	—	(2,413,990)	(1,004,726,815)
Systematic Alpha	16,547	—	(27,696)	(186,623)	—	189,472	(8,300)
Multi Strategy	—	—	(41,770)	(12,593)	(80,830)	25,915	(109,278)
Exceed Defined Risk	599,497	—	—	—	(362,620)	315,266	552,143
Millburn Hedge Strategy	251,245,384	—	(153,987,301)	(46,237,366)	(40,020,619)	251,004,920	262,005,018
Exceed Defined Shield	1,382,235	—	—	—	(831,134)	487,290	1,038,391

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on non-equity option contracts and forward foreign currency contracts, and 1256 options and futures, and tax adjustments for partnerships and the Funds’ wholly-owned subsidiaries. In addition, the amount listed under other book/tax differences is primarily attributable to the Funds’ wholly-owned subsidiaries and straddle deferrals. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Hedged Commodity	$1,414
Warrington fka Hedged Futures	8,484,442
Systematic Alpha	27,696
Multi Strategy	41,770
Exceed Defined Risk	—
Millburn Hedge Strategy	153,987,301
Exceed Defined Shield	—

At June 30, 2019, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	CLCF Utilized	Total
Hedged Commodity	$11,604	$213,087	$—	$224,691
Warrington fka Hedged Futures	395,505,764	598,322,619	—	993,828,383
Systematic Alpha	128,641	57,982	—	186,623
Multi Strategy	2,265	10,328	—	12,593
Exceed Defined Risk	—	—	581,012	—
Millburn Hedge Strategy	11,299,996	34,937,370	—	46,237,366
Exceed Defined Shield	—	—	—	—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclassification of Fund distributions, and accumulated losses from the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2019 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Hedged Commodity	$(11,136,177)	$11,136,177
Warrington fka Hedged Futures	(9,254,822)	9,254,822
Systematic Alpha	(533,625)	533,625
Multi Strategy	86,190	(86,190)
Exceed Defined Risk	—	—
Millburn Hedge Strategy	(33,149,935)	33,149,935
Exceed Defined Shield	—	—

(6)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Warrington fka Hedged Futures Fund will be directly affected by the performance of the First American Government Obligations Portfolio - Institutional Class. The financial statements of the First American Government Obligations Portfolio - Institutional Class, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2019, the percentage of the Warrington fka Hedged Futures Fund’s net assets invested in First American Government Obligations Portfolio - Institutional Class was 42.7%.

The performance of the Hedged Commodity Fund will be directly affected by the performance of the First American Government Obligations Portfolio - Institutional Class. The financial statements of the First American Government Obligations Portfolio - Institutional Class, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2019, the percentage of the Hedged Commodity Fund’s net assets invested in First American Government Obligations Portfolio - Institutional Class was 74.5%.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Hedged	Systematic	Multi	Exceed	Exceed
Owner	Commodity	Alpha	Strategy	Defined Risk	Defined Shield
TD Ameritrade (1)					48%
NFS LLC (1)	33%			64%
Jerry Szilagyi		41%
Pershing LLC (1)		31%
LPL Financial (1)			42%

(1)	These owners are comprised of multiple investors and accounts.

(8)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA, AlphaCentric Advisors, LLC or Rational Advisors, Inc. or where the Fund has ownership of at least 5% of the underlying positions. Companies which are affiliates of the Funds’ at December 31, 2019, are noted

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

in the Funds’ Portfolios of Investments. Transactions during the year ended December 31, 2019, with companies which are affiliates are as follows:

							Change in
		Value - Beginning		Sales	Realized	Dividend / Interest	Unrealized	Value - End
Fund	Affiliated Holding	of Year	Purchases	Proceeds	Gain/(Loss)	Income	Gain/(Loss)	of Year
Warrington fka Hedged Futures
	Prime Meridian Income QP Fund, LP **	$45,143,586	$—	$(14,519,999)	$825,885	$—	$(2,807,052)	$28,642,420
		$45,143,586	$—	$(14,519,999)	$825,885	$—	$(2,807,052)	$28,642,420

**	No shares are issued.

		Shares - Beginning			Balance December 31,	Realized	Dividend / Interest	Unrealized
Fund	Affiliated Holding	of Year	Purchases	Sales	2019	Gain/Loss	Income	Gain/(Loss)	Fair Value
Systematic Alpha
	Catalyst Enhanced Income Strategy Fund, Cl. I	$107,474	$11,079	$(39,519)	$79,034	$5,549	$24,415	$5,047	$888,345
	Catalyst/CIFC Floating Rate Income Fund, Cl. I	91,241	833	(92,024)	50	796	7,588	5	486
	Rational Special Situations Income Fund, Cl I	—	62,023	—	62,023	—	15,280	6,371	1,246,652
		$198,715	$73,935	$(131,543)	$141,107	$6,345	$47,283	$11,423	$2,135,483

								Change in
		Shares - Beginning			Balance December 31,	Realized	Dividend / Interest	Unrealized
Fund	Affiliated Holding	of Year	Purchases	Sales	2019	Gain/Loss	Income	Gain/(Loss)	Fair Value
Multi Strategy
	AlphaCentric Income Opportunities Fund	$—	$39,061	$—	$39,061	$—	$7,390	$—	$507,007
		$—	$39,061	$—	$39,061	$—	$7,390	$—	$507,007

(9)	LITIGATION

On April 28, 2017, plaintiffs Roger Emerson, Mary Emerson, Robert Caplin and Martha J. Goodlett filed a putative class action in the United States District Court for the Eastern District of New York, against the Trust, CCA, the Distributor certain officers and trustees of the Trust, and a portfolio manager. The plaintiffs allege, among other things, that the prospectus and other offering materials for the Catalyst Hedged Futures Strategy Fund contained misrepresentations and omissions regarding the Fund’s investment objective and the risks related to the Fund’s strategy. The complaint seeks (i) class certification; (ii) unspecified relief for damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) rescission. On January 8, 2018, the court appointed co-lead plaintiffs and co-lead counsel. On June 5, 2018, defendants filed a joint motion to dismiss the complaint in its entirety. On March 5, 2019 plaintiffs filed a notice indicating they voluntarily dismissed with prejudice all claims against the portfolio manager. On June 25, 2019, the Court entered a Memorandum of Decision and Order granting defendants’ motion to dismiss the Amended Complaint in its entirety and dismissing all of plaintiffs’ claims with prejudice. In so ruling, the Court stated that with respect to the Fund’s investment objective and options strategies and risks, among other things, it “concurs with the Defendants that no actionable misstatements or omissions occurred.” The case was closed by Judgment dated June 26, 2019. Thereafter, on July 18, 2019, plaintiffs filed a Motion to Alter or Amend Judgment and for Leave to Amend, asking the Court to vacate the Judgment dismissing the case, reconsider its dismissal with prejudice, and/or grant plaintiffs leave to file a second amended complaint (the “Motion to Alter”). Defendants filed their opposition to the Motion to Alter on August 8, 2019 and plaintiffs’ reply was filed on August 22, 2019. On December 2, 2019, an Order was entered by the Court on joint motion of the parties staying the action. Defendants believe the claims are without merit and intend to vigorously defend their interests.

On August 2, 2017, plaintiff Kalvin Chum filed a derivative action in the Court of Common Pleas, Franklin County, Ohio Civil Division, against CCA, the Trustees, the Distributor and GFS, as well as the Trust as a nominal defendant. The plaintiff alleges that the prospectus, shareholder reports and other marketing materials for the Catalyst Hedged Futures Strategy Fund contained false and misleading statements as to, and descriptions of, the nature and extent of the risks related to the Fund’s strategy and performance history. The plaintiff claims that this resulted in shareholders not being able to fully appreciate the risks of an investment in the Fund. The plaintiff further alleges that CCA failed to properly manage the risk of the Fund’s portfolio and that the Trustees failed to meet their fiduciary obligations to the Fund and its shareholders. The complaint seeks (i) declaration of a derivative action; (ii) unspecified relief for awards of damages and interest, attorney’s fees and equitable/injunctive relief; and (iii) return of all management and advisory fees, and other expenses paid by the Fund during the period covered by the complaint. Claims against the Distributor and GFS were voluntarily dismissed without prejudice on October 12, 2017. On October 16, 2017, the remaining defendants filed a motion to dismiss the complaint in its entirety or to stay the proceeding in favor of the previously filed action in the Eastern District of New York (see above). That motion has been fully briefed and is sub judice. Defendants believe the claims are without merit and intend to vigorously defend their interests.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019	SEMI-ANNUAL REPORT

(10)	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. These amendments have been adopted with these financial statements.

(11)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Effective January 27, 2020 the Catalyst Hedged Futures Strategy Fund changed its name to Catalyst/Warrington Strategic Program Fund and Warrington Asset Management, LLC is the sub-advisor of the Fund.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst”) and Millburn Ridgefield Corp. (“Millburn”) with respect to the Catalyst/Millburn Hedge Strategy Fund (Millburn HS”).

In connection with a regular meeting held on November 11, 2019, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst and Millburn (the “Sub-Advisory Agreement”), with respect to Millburn HS.

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with its deliberations regarding the renewal of the Sub-Advisory Agreement, the Board reviewed materials prepared by Millburn.

Nature, Extent, and Quality of Services. The Board noted that Millburn added a director of research and chief technology officer with impressive backgrounds and years of experience. The Board commented that, under the advisor’s supervision, Millburn was responsible for all research, technology and trade order entry. It discussed that Millburn’s risk management processes focused on money management principles applicable to Millburn HS as a whole rather than to individual markets. The Board remarked that Millburn monitored compliance with Millburn HS’s investment limitations in real time and post-trade to maintain the desired levels of margin and exposure. The Board noted that Millburn had reported no material compliance, regulatory or litigation issues since the last renewal of the sub-advisory agreement and had adequate E&O insurance coverage. The Board discussed that the advisor recommended renewal of its subadvisory agreement with Millburn. The Board concluded that the services provided by Millburn were in line with its expectations.

Performance. The Board recognized that Millburn HS had outperformed its Morningstar category and the HFRI Fund Weighted Composite Index across all time periods. The Board noted that the performance record included performance of a predecessor fund. The Board concluded that Millburn’s performance was acceptable.

Fees and Expenses. The Board discussed that Millburn’s sub-advisory fee was 50% of the net advisory fee (maximum of 0.875% annually) for sub-advising Millburn HS except that, for any investments made in Millburn HS from Millburn’s clients, Millburn was entitled to 100% of the net advisory fees paid to the advisor. The Board observed that Millburn’s sub-advisory fee was lower than the average of other Millburn accounts employing a strategy from which Millburn HS’s future component was derived noting that the performance fee component paid by Millburn’s other clients made those comparisons less relevant to the Board. The Board concluded that Millburn’s sub-advisory fee was not unreasonable.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2019

Profitability. The Board discussed the profit analysis provided by Millburn, including the material assumptions made to produce the estimates. The Board observed that, based on the information Millburn provided, Millburn earned a reasonable profit from its sub-advisory agreement in connection with Millburn HS. The Board concluded that Millburn’s profit was not excessive.

Economies of Scale. The Board considered whether Millburn had realized economies of scale with respect to the sub-advisory services provided to Millburn HS. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management agreement, taking into consideration the impact of the sub-advisory expense. The Board agreed that Millburn was managing its operations to maximize efficiencies, and the Board would continue to review the matter of economies of scale.

Conclusion. Having requested and received such information from Millburn as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement between Catalyst and Millburn, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Sub-Advisory Agreement was in the best interests of Millburn HS and its shareholders.

CATALYST FUNDS
INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/19) and held for the entire period through 12/31/19.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table provide information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)
		Beginning
	Fund’s Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio **	07/01/19	Value 12/31/19	During Period *	Value 12/31/19	During Period *

Catalyst Hedged Commodity Strategy Fund - Class A	2.27%	$1,000.00	$1,042.00	$11.65	$1,013.72	$11.49
Catalyst Hedged Commodity Strategy Fund - Class C	3.02%	1,000.00	1,027.60	15.39	1,009.95	15.26
Catalyst Hedged Commodity Strategy Fund - Class I	2.02%	1,000.00	1,043.90	10.38	1,014.98	10.23
Catalyst/Warrington Strategic Program Fund - Class A	2.43%	1,000.00	947.80	11.90	1,012.92	12.30
Catalyst/Warrington Strategic Program Fund - Class C	3.19%	1,000.00	944.00	15.59	1,009.10	16.11
Catalyst/Warrington Strategic Program Fund - Class I	2.18%	1,000.00	948.60	10.68	1,014.18	11.04
Catalyst Systematic Alpha Fund - Class A	2.02%	1,000.00	1,106.40	10.70	1,014.98	10.23
Catalyst Systematic Alpha Fund - Class C	2.77%	1,000.00	1,102.80	14.64	1,011.21	14.00
Catalyst Systematic Alpha Fund - Class I	1.77%	1,000.00	1,107.90	9.38	1,016.24	8.97
Catalyst Multi Strategy Fund - Class A	2.27%	1,000.00	999.20	11.41	1,013.72	11.49
Catalyst Multi Strategy Fund - Class C	3.02%	1,000.00	995.80	15.15	1,009.95	15.26
Catalyst Multi Strategy Fund - Class I	2.02%	1,000.00	1,001.30	10.16	1,014.98	10.23
Catalyst/Exceed Defined Risk Fund - Class A	1.53%	1,000.00	1,059.50	7.92	1,017.44	7.76
Catalyst/Exceed Defined Risk Fund - Class C	2.28%	1,000.00	1,056.10	11.78	1,013.67	11.54
Catalyst/Exceed Defined Risk Fund - Class I	1.28%	1,000.00	1,061.60	6.63	1,018.70	6.50
Catalyst Millburn Hedge Strategy Fund - Class A	2.18%	1,000.00	1,059.50	11.29	1,014.18	11.04
Catalyst Millburn Hedge Strategy Fund - Class C	2.93%	1,000.00	1,055.20	15.14	1,010.41	14.81
Catalyst Millburn Hedge Strategy Fund - Class I	1.93%	1,000.00	1,060.70	10.00	1,015.43	9.78
Catalyst/Exceed Defined Shield Fund - Class A	1.48%	1,000.00	1,062.00	7.67	1,017.70	7.51
Catalyst/Exceed Defined Shield Fund - Class C	2.23%	1,000.00	1,057.10	11.53	1,013.93	11.29
Catalyst/Exceed Defined Shield Fund - Class I	1.23%	1,000.00	1,063.10	6.38	1,018.95	6.24

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. July 2017

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-844-223-8637

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you:

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

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MUTUAL FUND SERIES TRUST
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MANAGER
Catalyst Capital Advisors, LLC
53 Palmeras Street, Suite 601
San Juan, PR 00901

ADMINISTRATOR
Gemini Fund Services LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-PORT may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-ENDED MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi __________
President
Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2020